Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.6%)
U.S. Government Securities (7.6%)
	United States Treasury Note/Bond	4.625%	3/15/26	141,000	141,683
	United States Treasury Note/Bond	4.500%	3/31/26	48,000	48,165
	United States Treasury Note/Bond	0.750%	4/30/26	97,490	92,600
	United States Treasury Note/Bond	2.125%	5/31/26	160,000	154,950
	United States Treasury Note/Bond	4.500%	7/15/26	180,000	180,872
[1]	United States Treasury Note/Bond	4.375%	7/31/26	159,600	160,074
	United States Treasury Note/Bond	4.375%	8/15/26	63,798	63,997
	United States Treasury Note/Bond	3.750%	8/31/26	64,725	64,240
	United States Treasury Note/Bond	4.125%	2/15/27	117,800	117,726
	United States Treasury Note/Bond	1.875%	2/28/27	70,443	66,921
	United States Treasury Note/Bond	4.500%	4/15/27	110,000	110,928
	United States Treasury Note/Bond	0.500%	4/30/27	100,000	91,438
	United States Treasury Note/Bond	2.750%	4/30/27	219,500	212,366
	United States Treasury Note/Bond	2.375%	5/15/27	110,000	105,342
	United States Treasury Note/Bond	4.500%	5/15/27	143,000	144,229
	United States Treasury Note/Bond	2.625%	5/31/27	275,000	264,902
	United States Treasury Note/Bond	4.625%	6/15/27	90,000	91,097
	United States Treasury Note/Bond	4.375%	7/15/27	145,000	145,884
	United States Treasury Note/Bond	0.375%	7/31/27	50,000	45,148
[2]	United States Treasury Note/Bond	2.750%	7/31/27	170,130	164,043
	United States Treasury Note/Bond	3.750%	8/15/27	200,000	198,000
	United States Treasury Note/Bond	0.375%	9/30/27	100,000	89,750
	United States Treasury Note/Bond	4.125%	10/31/27	77,000	76,988
	United States Treasury Note/Bond	0.625%	11/30/27	60,000	53,944
	United States Treasury Note/Bond	3.875%	12/31/27	60,205	59,744
	United States Treasury Note/Bond	0.750%	1/31/28	330,986	297,060
[3]	United States Treasury Note/Bond	4.000%	2/29/28	88,000	87,615
	United States Treasury Note/Bond	1.250%	4/30/28	80,000	72,500
	United States Treasury Note/Bond	2.875%	5/15/28	70,000	67,058
	United States Treasury Note/Bond	1.250%	6/30/28	135,819	122,492
[3]	United States Treasury Note/Bond	1.000%	7/31/28	78,784	70,216
	United States Treasury Note/Bond	1.250%	9/30/28	90,942	81,450
	United States Treasury Note/Bond	2.375%	3/31/29	212,000	196,762
	United States Treasury Note/Bond	2.750%	5/31/29	200,000	188,250
Total U.S. Government and Agency Obligations (Cost $4,143,010)					4,128,434
Asset-Backed/Commercial Mortgage-Backed Securities (5.9%)
[4,5]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/29	6,240	6,365
[5]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/29	5,060	5,098
[4,5]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/29	5,013	5,115
[5]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/29	3,640	3,676
[4,5]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/34	3,260	3,350
[4,5]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/34	3,460	3,606
[4,5]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/32	3,590	3,619
[4,5,6]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/32	7,040	7,037
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	1,710	1,726
[4,5,6]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/32	5,030	5,028
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/32	1,702	1,718
[4,5,6]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/32	3,550	3,551
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/32	932	941
[4,5,6]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/32	2,630	2,629
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	3,020	2,989
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	2,830	2,807
[5]	AmeriCredit Automobile Receivables Trust Class B Series 2024-1	5.380%	6/18/29	23,430	23,719
[5]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/29	10,250	10,520
[4,5,6]	AMSR Trust Class A Series 2024-SFR2	4.150%	11/17/41	17,800	16,988
[4,5,6]	AMSR Trust Class B Series 2024-SFR2	4.150%	11/17/41	11,696	11,040
[4,5,7]	Aventura Mall Trust Class A Series 2018-AVM	4.112%	7/5/40	3,870	3,712
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/28	2,920	2,970
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/28	2,580	2,632

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/30	12,710	13,147
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/30	24,490	24,761
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/30	11,340	11,401
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-1A	5.850%	6/20/30	5,960	6,000
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/30	6,510	6,488
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/27	3,070	3,080
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-1A	6.230%	4/20/29	5,100	5,111
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	1,480	1,481
[5,7]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.335%	9/15/48	1,600	1,425
[5,7]	Banc of America Funding Trust Class 2A2 Series 2006-H	5.210%	9/20/46	2,555	2,070
[5]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	9,113	8,235
[5]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	19,200	17,309
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	3,890	3,751
[5]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	830	795
[5]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	6,540	6,115
[5]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	3,295	3,150
[5]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,120	2,991
[4,5]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/29	3,450	3,494
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	4,760	4,611
[5]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/57	21,650	22,228
[5]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/57	24,400	24,960
[4,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	4,070	4,097
[4,5]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/28	4,560	4,599
[4,5]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/29	5,500	5,576
[5]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	5,062	4,990
[5]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/57	14,910	15,400
[5]	BBCMS Mortgage Trust Class A3 Series 2024-5C29	5.208%	9/15/57	5,220	5,252
[5]	BBCMS Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	10,480	9,897
[5]	BBCMS Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	2,870	2,630
[5,7]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/57	10,720	11,099
[5,7]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.297%	5/25/47	3,446	3,066
[5,7]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.455%	10/25/36	3,686	3,229
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/57	6,940	6,985
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/57	12,800	13,189
[5,7]	Benchmark Mortgage Trust Class A3 Series 2024-V8	6.189%	7/15/57	17,790	18,575
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	2,620	2,536
[5,7]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	13,623	13,073
[5]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	6,431	5,743
[5]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	17,260	17,660
[5,7]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/57	17,940	18,923
[4,5,7]	BPR Trust Class A Series 2023-BRK2	6.899%	10/5/38	4,500	4,631
[4,5]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	8,830	8,016
[5]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-2	3.690%	12/15/27	13,160	12,963
[5]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	5,010	5,021
[4,5,7,8]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	4.993%	10/16/28	4,335	4,335
[5,6]	CarMax Auto Owner Trust Class A3 Series 2024-4	4.600%	10/15/29	38,770	38,751
[5,6]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/30	7,560	7,572
[5,6]	CarMax Auto Owner Trust Class B Series 2024-4	4.820%	5/15/30	2,430	2,434
[5]	Carmax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/30	2,450	2,473
[5,6]	CarMax Auto Owner Trust Class C Series 2024-4	4.970%	6/17/30	2,660	2,665
[5]	Carmax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/31	1,740	1,751
[5,6]	CarMax Auto Owner Trust Class D Series 2024-4	5.360%	8/15/31	2,160	2,164
[5]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	9,760	9,359
[5]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	15,980	15,367
[5]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	3,650	3,436
[5]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,355	5,034
[5,7]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	7,020	6,677
[5,7]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	2,840	2,680
[5,7]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	4,432	4,199
[5,7]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	3,319	2,291
[5,7]	CD Mortgage Trust Class C Series 2018-CD7	4.842%	8/15/51	2,830	2,549
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	5,064	4,948
[4,5]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/29	6,550	6,629
[4,5]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/29	1,850	1,870
[4,5]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/30	4,310	4,354
[4,5]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/30	7,100	7,160
[4,5]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/30	1,730	1,747
[4,5]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/30	2,900	2,925
[4,5]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/30	7,680	7,711
[4,5]	Chase Auto Owner Trust Class C Series 2024-5A	4.620%	8/26/30	3,850	3,749

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/31	2,580	2,593
[4,5]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/31	5,190	5,235
[4,5]	Chase Auto Owner Trust Class D Series 2024-4A	5.790%	11/25/31	2,510	2,522
[5]	Chase Issuance Trust Class A Series 2024-A2	4.720%	1/15/31	20,200	20,245
[5,7]	CHL Mortgage Pass Through Trust Class 1A1 Series 2006-HYB1	4.966%	3/20/36	2,347	2,120
[5,7]	CHL Mortgage Pass Through Trust Class 3A1 Series 2007-HYB2	4.395%	2/25/47	2,821	2,404
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	2,641	2,541
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	6,297	6,218
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	4,800	4,591
[5,7]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	4,260	4,143
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/72	13,278	12,093
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	3,800	3,497
[5,7]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.575%	9/10/58	4,000	3,302
[5,7]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.255%	9/15/50	2,160	1,889
[5,7]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	5.233%	7/25/37	171	149
[4,5]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/30	3,630	3,655
[4,5]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/49	23,365	23,321
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	841	814
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	5,173	4,969
[5,7]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.363%	8/15/48	4,400	3,622
[4,5]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/49	6,199	5,951
[5]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	3,540	3,371
[4,5]	Dell Equipment Finance Trust Class B Series 2024-2	4.820%	8/22/30	2,250	2,240
[4,5]	Dell Equipment Finance Trust Class C Series 2024-2	4.990%	8/22/30	1,500	1,492
[4,5]	Dell Equipment Finance Trust Class D Series 2024-2	5.290%	2/24/31	870	866
[4,5]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/31	2,730	2,798
[4,5]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/30	1,120	1,121
[4,5]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/49	17,731	16,453
[5]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	12,410	12,481
[5]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/29	17,010	16,865
[5]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/31	14,530	14,605
[5]	Drive Auto Receivables Trust Class C Series 2024-2	4.670%	5/17/32	18,200	17,997
[5]	Drive Auto Receivables Trust Class D Series 2024-2	4.940%	5/17/32	26,490	26,029
[4,5,7]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	5.771%	10/25/56	4,575	4,558
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	1,964	1,908
[4,5]	Enterprise Fleet Financing LLC Class A4 Series 2024-3	5.060%	3/20/31	4,300	4,341
[4,5]	Enterprise Fleet Financing LLC Class A4 Series 2024-4	4.700%	6/20/31	11,590	11,521
[4,5,7,9]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.857%	5/25/44	6,020	6,009
[4,5,7,9]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	6.007%	9/25/44	12,791	12,791
[4,5,7,9]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.557%	7/25/43	1,989	1,995
[4,5,7,9]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.907%	1/25/44	24,860	24,860
[4,5,7,9]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.957%	2/25/44	3,316	3,316
[4,5,7,9]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	5.857%	7/25/44	14,820	14,792
[4,5,7,9]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.807%	9/25/43	7,679	7,707
[5,7]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR3	4.291%	11/25/36	1,483	905
[5,7]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR4	5.089%	1/25/37	2,974	1,569
[5]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	3,900	3,965
[5]	First National Master Note Trust Class A Series 2024-1	5.340%	5/15/30	21,650	21,924
[5,7]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	850	864
[5]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	4,100	4,126
[5]	Ford Credit Auto Lease Trust Class C Series 2023-B	6.430%	4/15/27	10,240	10,441
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	31,853	32,036
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-2	5.280%	2/15/36	9,120	9,296
[4,5]	Ford Credit Auto Owner Trust Class A Series 2024-1	4.870%	8/15/36	34,060	34,302
[5]	Ford Credit Auto Owner Trust Class A4 Series 2022-D	5.300%	3/15/28	6,810	6,880
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	6,100	5,898
[5]	Ford Credit Auto Owner Trust Class B Series 2023-C	5.930%	8/15/29	11,230	11,531
[4,5]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/36	13,312	13,328
[5]	Ford Credit Auto Owner Trust Class B Series 2024-A	5.260%	11/15/29	8,890	8,995
[5]	Ford Credit Auto Owner Trust Class B Series 2024-B	5.230%	5/15/30	16,100	16,241
[5]	Ford Credit Auto Owner Trust Class B Series 2024-C	4.400%	8/15/30	19,030	18,640
[4,5]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	7,484	7,424
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	6,400	6,096
[5]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/31	12,460	12,911
[4,5]	Ford Credit Floorplan Master Owner Trust A Class A Series 2024-4	4.400%	9/15/31	36,740	36,006
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/29	11,601	11,443
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-4	4.610%	9/15/31	4,710	4,605
[4,5]	Ford Credit Floorplan Master Owner Trust Class A Series 2024-2	5.240%	4/15/31	26,860	27,443
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	26,105	26,195
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	32,450	32,928

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-1	5.480%	4/15/29	15,950	16,146
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/31	10,940	11,144
[4,5,7,9]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	6.707%	11/25/43	4,141	4,187
[4,5,7,9]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	6.207%	2/25/44	15,293	15,322
[4,5,7,9]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	6.107%	5/25/44	23,315	23,340
[4,5,7,9]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	6.077%	10/25/44	2,800	2,803
[4,5,7,9]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	6.107%	3/25/44	13,328	13,344
[4,5,7,9]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA2, SOFR30A + 1.250%	6.107%	8/25/44	20,021	20,039
[5]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	4,600	4,659
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	5,355	5,418
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/28	12,950	12,784
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-4	4.880%	8/16/28	6,220	6,237
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	860	861
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/29	2,320	2,338
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/29	3,550	3,592
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/30	7,560	7,672
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-4	4.670%	5/16/30	2,420	2,403
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2023-1	5.320%	10/16/28	3,540	3,582
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/35	9,005	9,119
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	9,980	10,358
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	18,480	18,626
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	1,870	1,748
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/36	3,940	4,093
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/36	5,260	5,289
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	3,380	3,155
[5,7]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	4.720%	11/19/35	315	261
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/30	7,830	7,979
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	38,250	38,624
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-1A	5.330%	3/15/29	7,180	7,241
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/31	3,005	3,024
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	15,260	14,333
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2024-2	5.020%	5/15/31	10,000	10,082
[5]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	2,501	2,388
[5,7]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	4,990	4,808
[5,7]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	3,865	3,704
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	3,769	3,384
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	3,692	3,188
[5,7]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.446%	9/10/47	17,556	13,847
[5,7]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.637%	10/10/48	3,980	2,992
[4,5]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/29	10,560	10,586
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/29	6,660	6,681
[4,5]	Hertz Vehicle Financing LLC Class A Series 2022-2A	2.330%	6/26/28	6,630	6,184
[5]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/29	63,380	63,090
[5]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	7,510	7,548
[5]	Honda Auto Receivables Owner Trust Class A4 series 2024-4	4.350%	12/16/30	4,770	4,735
[4,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	3,260	3,293
[4,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	6,030	6,057
[4,5]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/31	7,480	7,564
[4,5]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/31	7,510	7,605
[4,5]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/32	5,310	5,376
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	6,785	6,855
[4,5,6]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/32	13,640	13,631
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-C	4.620%	4/17/28	9,240	9,244
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	5,300	5,362
[5]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/29	18,766	18,917
[5]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/29	13,890	14,332
[5]	Hyundai Auto Receivables Trust Class B Series 2024-A	5.140%	1/15/31	7,640	7,693
[5]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/30	6,220	6,253
[5]	Hyundai Auto Receivables Trust Class B Series 2024-C	4.670%	1/15/31	2,360	2,348
[5]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/31	6,310	6,367
[5]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/31	11,885	11,964
[5]	Hyundai Auto Receivables Trust Class C Series 2024-C	4.860%	2/17/32	6,490	6,442
[4,5,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/43	641	596
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	7,642	7,474
[5]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	6,030	5,758
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	5,970	5,765
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	4,000	3,872
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	5,693	5,399
[4,5]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/29	3,730	3,754
[4,5]	LAD Auto Receivables Trust Class A4 Series 2024-3A	4.600%	12/17/29	4,830	4,793

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/29	3,080	3,123
[4,5]	LAD Auto Receivables Trust Class B Series 2024-3A	4.740%	1/15/30	5,250	5,207
[4,5]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/29	1,810	1,832
[4,5]	LAD Auto Receivables Trust Class C Series 2024-3A	4.930%	3/15/30	4,270	4,230
[4,5]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/31	1,520	1,542
[4,5]	LAD Auto Receivables Trust Class D Series 2024-3A	5.180%	2/17/32	2,920	2,891
[4,5]	M&T Bank Auto Receivables Trust Class A3 Series 2024-1A	5.220%	2/17/32	10,780	10,884
[4,5]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/32	8,200	8,302
[5,7]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	7.091%	4/25/34	22	21
[5,7]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	7.268%	7/25/33	129	121
[5,7]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	6.190%	2/25/33	145	138
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	2,475	2,366
[5,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.982%	7/15/46	3,372	2,786
[5]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	3,457	3,393
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	7,955	6,928
[5,7]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/51	5,695	5,544
[5]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	3,470	3,177
[5,7]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.939%	6/25/36	1,465	1,420
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	12,957	11,783
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	1,985	1,964
[4,5,7]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	6.710%	3/15/72	1,040	1,046
[4,5]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	4,850	4,907
[5]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/29	15,990	15,927
[5]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-A	4.850%	6/17/30	4,580	4,595
[5]	Nissan Auto Receivables Owner Trust Class A4 Series 2024-B	4.350%	9/15/31	5,060	5,020
[4,5]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,240	5,346
[4,5]	PFS Financing Corp. Class A Series 2023-B	5.270%	5/15/28	9,240	9,307
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	3,578	3,432
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	2,973	2,938
[4,5]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/41	8,093	7,548
[4,5]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/41	7,540	6,999
[4,5]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/41	11,206	10,238
[4,5]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/41	31,660	29,001
[4,5]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/9/29	10,660	9,697
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	1,590	1,526
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	2,850	2,813
[5,7]	RFMSI Trust Class 2A1 Series 2006-SA2	5.701%	8/25/36	5,087	3,583
[5,7]	RFMSI Trust Class 2A1 Series 2006-SA3	6.395%	9/25/36	1,938	1,092
[4,5]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/32	898	906
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	1,104	1,112
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/32	2,640	2,652
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	2,375	2,396
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	2,830	2,837
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	2,587	2,616
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/32	3,450	3,456
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2024-5	4.620%	11/15/28	21,150	21,098
[5]	Santander Drive Auto Receivables Trust Class B Series 2023-6	5.980%	4/16/29	8,380	8,532
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/29	21,950	22,319
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/29	22,620	22,921
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-4	4.930%	9/17/29	11,210	11,236
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/29	14,300	14,233
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	2,000	2,005
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/31	6,660	6,904
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/30	4,405	4,434
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/30	8,520	8,705
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/30	24,240	24,615
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/31	47,850	47,513
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/31	9,250	9,487
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/31	25,660	26,091
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-5	5.140%	2/17/32	38,320	37,954
[4,5]	SBNA Auto Receivables Trust Class B Series 2024-A	5.290%	9/17/29	11,920	12,003
[4,5]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/30	5,550	5,614
[4,5]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/30	5,430	5,502
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/29	1,190	1,210
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/30	3,540	3,547
[4,5]	SFS Auto Receivables Securitization Trust Class A4 Series 2024-2A	5.260%	8/20/30	4,180	4,244
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/31	3,850	3,891
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/30	4,900	4,959
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-3A	4.760%	11/20/31	6,630	6,569
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/32	5,410	5,467

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/32	5,550	5,616
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-3A	4.980%	10/20/32	10,500	10,410
[4,5]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	37	37
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	2,719	2,667
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	4,816	4,728
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	5,957	5,847
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	988	967
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	885	872
[4,5]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/54	45,220	45,543
[5]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	28,280	28,864
[5]	Synchrony Card Funding LLC Class A Series 2024-A1	5.040%	3/15/30	35,880	36,117
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	3,210	3,250
[4,5]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/29	4,810	4,874
[4,5]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/31	4,790	4,854
[4,5]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/49	24,854	24,766
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	21,960	18,007
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2024-1A	5.160%	11/25/36	18,300	18,647
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/29	31,920	31,813
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-C	3.770%	2/15/28	10,080	9,942
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-D	5.430%	4/17/28	10,710	10,855
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	7,865	7,821
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-D	4.430%	4/15/30	4,840	4,808
[4,5]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/27	17,860	17,846
[4,5,6]	Tricon Residential Trust Class A Series 2024-SFR4	4.300%	11/17/29	14,180	13,612
[4,5,6]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/29	5,760	5,563
[4,5]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/54	15,980	15,970
[5]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	5,515	5,293
[4,5]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	793	737
[4,5]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	2,667	2,699
[4,5]	USAA Auto Owner Trust Class A4 Series 2024-A	4.970%	12/17/29	4,240	4,265
[4]	Vegas Trust Class A Series 2024-TI	5.518%	11/10/39	6,940	6,940
[4,5]	Verizon Master Trust Class A Series 2023-6	5.350%	9/22/31	3,340	3,433
[4,5]	Verizon Master Trust Class A Series 2024-2	4.830%	12/22/31	46,940	47,347
[4,5]	Verizon Master Trust Class A Series 2024-5	5.000%	6/21/32	24,180	24,564
[4,5]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/31	9,440	9,454
[4,5]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/32	20,629	20,887
[4,5]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/31	11,700	11,694
[4,5]	Verizon Master Trust Class C Series 2024-5	5.490%	6/21/32	5,852	5,900
[4,5]	Verizon Master Trust Class C Series 2024-7	4.840%	8/20/32	6,260	6,102
[5,7]	WaMu Mortgage Pass Through Certificates Trust Class 1A7 Series 2003-AR9	6.574%	9/25/33	253	250
[5,7]	WaMu Mortgage Pass Through Certificates Trust Class A Series 2002-AR18	6.279%	1/25/33	40	39
[5,7]	WaMu Mortgage Pass Through Certificates Trust Class A7 Series 2003-AR7	6.752%	8/25/33	169	167
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	6,950	6,664
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	5,750	5,469
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,495	2,398
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,479	2,389
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	5,420	5,281
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	3,435	3,307
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	16,580	16,196
[5]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	1,534	1,468
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	6,830	4,144
[5,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.541%	9/15/58	4,885	4,497
[5,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	3,490	3,203
[5,7]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	7.396%	10/25/36	1,592	1,419
[4,5]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/49	5,157	4,883
[5]	WF Card Issuance Trust Class A Series 2024-A2	4.290%	10/15/29	118,080	117,375
[4,5,7]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	28,916	26,026
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	2,202	2,147
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	8,603	7,653
[5,7]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	4,500	2,710
[5]	World Omni Auto Receivables Trust Class A4 Series 2022-D	5.700%	2/15/29	6,510	6,619
[5]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	7,050	7,040
[5]	World Omni Auto Receivables Trust Class B Series 2024-A	5.090%	12/17/29	9,190	9,216
[5]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	4,640	4,467
[5]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/30	4,730	4,761
[5]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/29	12,520	12,695
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,266,175)					3,232,842

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (83.3%)
Communications (5.4%)
[4]	AMC Networks Inc.	10.250%	1/15/29	1,220	1,256
	AT&T Inc.	3.875%	1/15/26	10,870	10,763
	AT&T Inc.	1.700%	3/25/26	215,590	206,872
	AT&T Inc.	2.950%	7/15/26	21,815	21,213
	AT&T Inc.	2.300%	6/1/27	59,437	56,149
	AT&T Inc.	1.650%	2/1/28	53,362	48,486
	AT&T Inc.	4.100%	2/15/28	23,682	23,267
[10]	AT&T Inc.	1.600%	5/19/28	26,800	27,772
	AT&T Inc.	4.350%	3/1/29	31,743	31,293
[10]	Booking Holdings Inc.	3.500%	3/1/29	7,500	8,295
	British Telecommunications plc	5.125%	12/4/28	22,032	22,238
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	3,542	3,387
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	2,040	1,856
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	390	338
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	138,058	140,937
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	65,100	61,957
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	72,779	63,882
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	31,204	30,603
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	15,564	15,883
	Comcast Corp.	2.350%	1/15/27	51,431	49,056
	Comcast Corp.	3.150%	2/15/28	21,995	21,010
	Comcast Corp.	3.550%	5/1/28	29,295	28,265
	Comcast Corp.	4.150%	10/15/28	4,616	4,532
	Comcast Corp.	5.100%	6/1/29	33,240	33,782
[4]	CSC Holdings LLC	11.750%	1/31/29	990	966
[4]	CSC Holdings LLC	4.125%	12/1/30	1,930	1,423
[4]	CSC Holdings LLC	4.500%	11/15/31	2,095	1,538
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	1,171	1,128
	Discovery Communications LLC	4.900%	3/11/26	37,080	36,866
	Discovery Communications LLC	3.950%	3/20/28	21,836	20,605
[4]	DISH Network Corp.	11.750%	11/15/27	3,553	3,740
	Expedia Group Inc.	4.625%	8/1/27	75,510	75,205
	Fox Corp.	4.709%	1/25/29	45,127	44,933
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	2,618	2,575
[4]	Level 3 Financing Inc.	4.625%	9/15/27	330	300
[4]	Level 3 Financing Inc.	4.250%	7/1/28	1,490	1,239
[4]	Level 3 Financing Inc.	10.000%	10/15/32	1,284	1,272
	Meta Platforms Inc.	4.300%	8/15/29	48,080	47,717
[4]	Midcontinent Communications	8.000%	8/15/32	4,840	4,936
	Netflix Inc.	4.375%	11/15/26	52,595	52,510
	Netflix Inc.	4.875%	4/15/28	74,448	74,866
	Netflix Inc.	5.875%	11/15/28	173,549	181,191
[10]	Netflix Inc.	3.875%	11/15/29	9,900	11,122
[4]	Nexstar Media Inc.	5.625%	7/15/27	2,340	2,300
[4]	NTT Finance Corp.	1.162%	4/3/26	87,855	83,658
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	21,539	21,229
	Paramount Global	2.900%	1/15/27	15,959	15,161
	Paramount Global	3.375%	2/15/28	2,890	2,686
	Paramount Global	3.700%	6/1/28	6,596	6,170
	Paramount Global	4.200%	6/1/29	9,750	9,125
	Paramount Global	6.375%	3/30/62	1,920	1,778
	Rogers Communications Inc.	3.200%	3/15/27	38,720	37,325
	Rogers Communications Inc.	5.000%	2/15/29	78,330	78,396
[4]	Scripps Escrow II Inc.	3.875%	1/15/29	385	299
[4]	Scripps Escrow Inc.	5.875%	7/15/27	480	423
	Sprint Capital Corp.	6.875%	11/15/28	124,740	133,829
	Sprint LLC	7.625%	3/1/26	29,590	30,366
	Take-Two Interactive Software Inc.	3.700%	4/14/27	29,000	28,305
	Take-Two Interactive Software Inc.	4.950%	3/28/28	24,100	24,186
	TCI Communications Inc.	7.125%	2/15/28	920	986
	Telefonica Emisiones SA	4.103%	3/8/27	69,063	68,080
	T-Mobile USA Inc.	1.500%	2/15/26	53,049	50,926
	T-Mobile USA Inc.	2.250%	2/15/26	40,115	38,859
	T-Mobile USA Inc.	2.625%	4/15/26	4,815	4,668
	T-Mobile USA Inc.	3.750%	4/15/27	126,754	124,099
	T-Mobile USA Inc.	2.050%	2/15/28	16,760	15,387
	T-Mobile USA Inc.	4.950%	3/15/28	58,608	58,923

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	4.800%	7/15/28	14,600	14,601
	T-Mobile USA Inc.	4.850%	1/15/29	72,180	72,302
	T-Mobile USA Inc.	3.375%	4/15/29	19,176	18,009
[10]	T-Mobile USA Inc.	3.550%	5/8/29	6,000	6,640
	T-Mobile USA Inc.	4.200%	10/1/29	47,985	46,639
	Uber Technologies Inc.	4.300%	1/15/30	80,945	78,748
[4]	Univision Communications Inc.	8.000%	8/15/28	1,315	1,336
[4]	Univision Communications Inc.	7.375%	6/30/30	402	386
[4]	Univision Communications Inc.	8.500%	7/31/31	4,795	4,713
	Verizon Communications Inc.	2.625%	8/15/26	44,140	42,658
	Verizon Communications Inc.	3.000%	3/22/27	49,871	48,062
	Verizon Communications Inc.	2.100%	3/22/28	106,869	98,123
	Verizon Communications Inc.	4.329%	9/21/28	54,362	53,611
[4]	Virgin Media Finance plc	5.000%	7/15/30	1,005	863
	Warnermedia Holdings Inc.	3.755%	3/15/27	110,580	106,467
	Warnermedia Holdings Inc.	4.054%	3/15/29	27,174	25,388
					2,932,934
Consumer Discretionary (5.9%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,749	1,666
[4]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/29	685	683
	American Honda Finance Corp.	4.950%	1/9/26	33,695	33,828
	American Honda Finance Corp.	4.900%	7/9/27	47,145	47,581
	American Honda Finance Corp.	4.450%	10/22/27	31,250	31,108
[10]	American Honda Finance Corp.	3.750%	10/25/27	25,400	28,154
	American Honda Finance Corp.	4.400%	9/5/29	32,305	31,761
	Asbury Automotive Group Inc.	4.500%	3/1/28	479	463
	AutoZone Inc.	3.750%	6/1/27	15,500	15,162
	AutoZone Inc.	4.500%	2/1/28	42,025	41,766
	AutoZone Inc.	6.250%	11/1/28	15,610	16,423
	AutoZone Inc.	3.750%	4/18/29	24,959	23,860
	AutoZone Inc.	5.100%	7/15/29	32,225	32,507
[10]	Ayvens SA	4.375%	11/23/26	6,900	7,673
[10]	Ayvens SA	3.875%	2/22/27	6,500	7,173
[10]	Ayvens SA	3.875%	1/24/28	5,700	6,307
[10]	Ayvens SA	4.875%	10/6/28	15,300	17,473
[4]	Belron UK Finance plc	5.750%	10/15/29	1,270	1,273
[4]	BMW US Capital LLC	1.250%	8/12/26	22,850	21,548
[4]	BMW US Capital LLC	3.450%	4/1/27	9,875	9,597
[4]	BMW US Capital LLC	4.600%	8/13/27	32,395	32,322
	BorgWarner Inc.	4.950%	8/15/29	11,305	11,263
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	675	669
[4]	Churchill Downs Inc.	5.500%	4/1/27	2,489	2,473
[4]	Churchill Downs Inc.	4.750%	1/15/28	2,831	2,746
	eBay Inc.	5.900%	11/22/25	17,260	17,454
	eBay Inc.	1.400%	5/10/26	28,500	27,123
	eBay Inc.	5.950%	11/22/27	26,329	27,274
[4]	ERAC USA Finance LLC	3.800%	11/1/25	18,585	18,442
[4]	ERAC USA Finance LLC	3.300%	12/1/26	2,965	2,886
[4]	ERAC USA Finance LLC	4.600%	5/1/28	20,520	20,464
[4]	ERAC USA Finance LLC	5.000%	2/15/29	37,082	37,447
	Ford Motor Co.	6.625%	10/1/28	17,974	18,710
	Ford Motor Credit Co. LLC	3.375%	11/13/25	25,854	25,359
	Ford Motor Credit Co. LLC	6.950%	3/6/26	35,610	36,293
	Ford Motor Credit Co. LLC	6.950%	6/10/26	6,740	6,888
	Ford Motor Credit Co. LLC	2.700%	8/10/26	9,395	8,963
	Ford Motor Credit Co. LLC	5.125%	11/5/26	32,305	32,178
	Ford Motor Credit Co. LLC	4.271%	1/9/27	4,800	4,692
	Ford Motor Credit Co. LLC	5.800%	3/5/27	62,465	62,981
	Ford Motor Credit Co. LLC	5.850%	5/17/27	31,653	31,951
	Ford Motor Credit Co. LLC	4.950%	5/28/27	38,832	38,388
	Ford Motor Credit Co. LLC	4.125%	8/17/27	26,736	25,837
	Ford Motor Credit Co. LLC	3.815%	11/2/27	5,683	5,423
	Ford Motor Credit Co. LLC	7.350%	11/4/27	59,034	61,967
	Ford Motor Credit Co. LLC	2.900%	2/16/28	5,680	5,214
	Ford Motor Credit Co. LLC	6.800%	5/12/28	25,975	26,917
[11]	Ford Motor Credit Co. LLC	5.625%	10/9/28	1,500	1,910
	Ford Motor Credit Co. LLC	6.798%	11/7/28	53,050	55,121
	Ford Motor Credit Co. LLC	5.800%	3/8/29	14,430	14,436
	Ford Motor Credit Co. LLC	5.303%	9/6/29	32,305	31,664

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	1.250%	1/8/26	153,293	146,882
[10]	General Motors Financial Co. Inc.	0.850%	2/26/26	3,000	3,165
	General Motors Financial Co. Inc.	5.250%	3/1/26	45,289	45,414
	General Motors Financial Co. Inc.	5.400%	4/6/26	53,040	53,442
	General Motors Financial Co. Inc.	1.500%	6/10/26	10,377	9,832
	General Motors Financial Co. Inc.	4.000%	10/6/26	22,140	21,811
	General Motors Financial Co. Inc.	4.350%	1/17/27	22,693	22,436
	General Motors Financial Co. Inc.	2.350%	2/26/27	38,865	36,718
	General Motors Financial Co. Inc.	5.000%	4/9/27	58,979	59,058
	General Motors Financial Co. Inc.	5.400%	5/8/27	57,725	58,406
	General Motors Financial Co. Inc.	5.350%	7/15/27	42,665	43,108
	General Motors Financial Co. Inc.	2.700%	8/20/27	31,583	29,753
	General Motors Financial Co. Inc.	6.000%	1/9/28	18,139	18,650
	General Motors Financial Co. Inc.	2.400%	4/10/28	23,344	21,402
	General Motors Financial Co. Inc.	2.400%	10/15/28	48,135	43,498
	General Motors Financial Co. Inc.	5.800%	1/7/29	33,670	34,442
	General Motors Financial Co. Inc.	4.300%	4/6/29	22,794	22,024
	General Motors Financial Co. Inc.	4.900%	10/6/29	36,920	36,407
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	7,785	7,031
[10]	Harley-Davidson Financial Services Inc.	5.125%	4/5/26	12,100	13,447
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	55,782	52,767
[4]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	7,959	7,954
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	1,450	1,462
	Home Depot Inc.	3.900%	12/6/28	14,460	14,146
	Home Depot Inc.	4.750%	6/25/29	42,505	42,801
	Honda Motor Co. Ltd.	2.534%	3/10/27	38,590	36,907
	Hyatt Hotels Corp.	5.250%	6/30/29	33,030	33,213
	Lennar Corp.	5.250%	6/1/26	52,497	52,749
[4]	Lithia Motors Inc.	4.625%	12/15/27	2,405	2,333
[4]	Lithia Motors Inc.	3.875%	6/1/29	2,415	2,216
[4]	Live Nation Entertainment Inc.	4.875%	11/1/24	2,380	2,380
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	10,115	10,253
	Lowe's Cos. Inc.	4.800%	4/1/26	75,610	75,779
	Lowe's Cos. Inc.	3.350%	4/1/27	32,480	31,543
	Lowe's Cos. Inc.	1.300%	4/15/28	19,005	16,968
	Lowe's Cos. Inc.	1.700%	9/15/28	9,645	8,630
	Marriott International Inc.	3.125%	6/15/26	6,390	6,240
	Marriott International Inc.	5.000%	10/15/27	14,150	14,298
	Marriott International Inc.	4.875%	5/15/29	18,410	18,426
	McDonald's Corp.	3.500%	7/1/27	21,500	20,934
[4]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	17,440	16,711
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	46,810	46,923
[4]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	24,770	24,993
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	54,000	53,980
[4]	Mercedes-Benz Finance North America LLC	5.100%	8/3/28	62,585	63,174
	MGM Resorts International	6.125%	9/15/29	4,830	4,814
	Mohawk Industries Inc.	5.850%	9/18/28	11,550	11,914
[4]	NCL Corp. Ltd.	5.875%	2/15/27	1,298	1,297
	Newell Brands Inc.	4.875%	6/1/25	1,925	1,925
	Newell Brands Inc.	5.700%	4/1/26	539	540
	Newell Brands Inc.	6.375%	9/15/27	3,144	3,182
	Newell Brands Inc.	6.625%	9/15/29	2,642	2,693
[6]	Newell Brands Inc.	6.375%	5/15/30	3,865	3,886
	Newell Brands Inc.	6.875%	4/1/36	526	523
	Newell Brands Inc.	7.000%	4/1/46	872	808
	O'Reilly Automotive Inc.	5.750%	11/20/26	24,050	24,533
[10]	RCI Banque SA	1.625%	5/26/26	5,000	5,305
[10]	RCI Banque SA	4.625%	10/2/26	2,000	2,221
	Ross Stores Inc.	0.875%	4/15/26	18,525	17,541
[4]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	920	917
	Starbucks Corp.	2.000%	3/12/27	3,813	3,599
	Tapestry Inc.	7.000%	11/27/26	19,245	19,653
	Tapestry Inc.	7.350%	11/27/28	12,700	12,951
	Toyota Motor Credit Corp.	1.900%	1/13/27	43,596	41,287
	Toyota Motor Credit Corp.	5.000%	3/19/27	49,180	49,766
	Toyota Motor Credit Corp.	3.050%	3/22/27	110,905	107,619
	Toyota Motor Credit Corp.	4.550%	9/20/27	66,140	66,281
	Toyota Motor Credit Corp.	4.350%	10/8/27	51,905	51,703
	Toyota Motor Credit Corp.	4.625%	1/12/28	29,051	29,115
	Toyota Motor Credit Corp.	1.900%	4/6/28	23,933	21,935

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	4.650%	1/5/29	28,830	28,851
	Toyota Motor Credit Corp.	5.050%	5/16/29	55,514	56,261
	Toyota Motor Credit Corp.	4.550%	8/9/29	17,980	17,859
[10]	Toyota Motor Finance Netherlands BV	3.375%	1/13/26	10,000	10,927
[11]	Volkswagen Financial Services NV	5.875%	5/23/29	1,500	1,952
[4]	Volkswagen Group of America Finance LLC	5.700%	9/12/26	38,505	38,972
[4]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	5,000	4,828
[4]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	19,500	19,842
[4]	Volkswagen Group of America Finance LLC	5.650%	9/12/28	28,875	29,210
[10]	Volkswagen International Finance NV	3.875%	3/29/26	5,100	5,585
[10]	Volkswagen International Finance NV	3.875%	Perpetual	5,300	5,579
[10]	Volkswagen Leasing GmbH	0.375%	7/20/26	51,800	53,749
[4]	Wayfair LLC	7.250%	10/31/29	440	445
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	4,766	4,531
					3,220,766
Consumer Staples (4.5%)
[4]	7-Eleven Inc.	0.950%	2/10/26	67,700	64,402
	Altria Group Inc.	4.400%	2/14/26	16,727	16,645
	Altria Group Inc.	2.625%	9/16/26	25,076	24,157
	Altria Group Inc.	6.200%	11/1/28	9,620	10,062
	Altria Group Inc.	4.800%	2/14/29	7,692	7,646
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	14,440	14,507
	BAT Capital Corp.	3.215%	9/6/26	86,263	83,866
	BAT Capital Corp.	4.700%	4/2/27	82,543	82,356
	BAT Capital Corp.	3.557%	8/15/27	8,126	7,876
	BAT Capital Corp.	2.259%	3/25/28	75,285	69,068
	BAT Capital Corp.	3.462%	9/6/29	12,334	11,529
	BAT International Finance plc	1.668%	3/25/26	136,697	130,895
	BAT International Finance plc	4.448%	3/16/28	55,366	54,616
	BAT International Finance plc	5.931%	2/2/29	186,490	193,024
[10]	British American Tobacco plc	3.000%	Perpetual	11,100	11,793
	Campbell Soup Co.	5.300%	3/20/26	27,975	28,184
	Campbell Soup Co.	5.200%	3/19/27	90,105	91,399
	Campbell Soup Co.	4.150%	3/15/28	28,158	27,629
	Campbell Soup Co.	5.200%	3/21/29	32,200	32,633
	Cencosud SA	4.375%	7/17/27	7,376	7,190
[10]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	10,300	10,802
	Conagra Brands Inc.	5.300%	10/1/26	32,880	33,211
	Conagra Brands Inc.	1.375%	11/1/27	14,152	12,808
	Constellation Brands Inc.	4.400%	11/15/25	23,350	23,237
	Constellation Brands Inc.	4.750%	12/1/25	4,000	3,993
	Constellation Brands Inc.	3.700%	12/6/26	8,315	8,149
	Constellation Brands Inc.	3.500%	5/9/27	15,790	15,330
	Constellation Brands Inc.	4.350%	5/9/27	53,230	52,735
	Diageo Capital plc	5.300%	10/24/27	38,960	39,904
	Dollar General Corp.	4.625%	11/1/27	18,750	18,597
[4]	Energizer Holdings Inc.	4.750%	6/15/28	3,965	3,815
[10]	General Mills Inc.	0.450%	1/15/26	5,000	5,271
	Haleon US Capital LLC	3.375%	3/24/27	18,794	18,244
	J M Smucker Co.	5.900%	11/15/28	6,735	7,025
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.125%	2/1/28	12,287	12,257
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	4,500	4,663
	Keurig Dr Pepper Inc.	4.597%	5/25/28	57,443	57,149
	Keurig Dr Pepper Inc.	3.950%	4/15/29	9,625	9,307
	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	8,900	8,812
	Kraft Heinz Foods Co.	3.000%	6/1/26	20,400	19,859
	Kraft Heinz Foods Co.	3.875%	5/15/27	69,087	67,742
	Kroger Co.	3.500%	2/1/26	26,000	25,628
	Kroger Co.	4.700%	8/15/26	18,340	18,395
	Kroger Co.	2.650%	10/15/26	620	596
	Kroger Co.	4.600%	8/15/27	38,460	38,516
	Kroger Co.	4.650%	9/15/29	48,075	48,076
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	4,245	4,157
[4]	Mars Inc.	4.550%	4/20/28	43,075	42,842
	McCormick & Co. Inc.	3.400%	8/15/27	19,385	18,763
	Molson Coors Beverage Co.	3.000%	7/15/26	24,500	23,843
[4]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	48,010	44,982
	Mondelez International Inc.	2.625%	3/17/27	29,030	27,760
	Mondelez International Inc.	4.750%	2/20/29	48,130	48,257

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Performance Food Group Inc.	5.500%	10/15/27	2,690	2,670
	Philip Morris International Inc.	4.875%	2/13/26	84,350	84,626
	Philip Morris International Inc.	2.750%	2/25/26	15,557	15,183
	Philip Morris International Inc.	0.875%	5/1/26	33,850	32,029
	Philip Morris International Inc.	4.750%	2/12/27	32,295	32,404
[6]	Philip Morris International Inc.	4.375%	11/1/27	37,930	37,688
	Philip Morris International Inc.	5.125%	11/17/27	91,345	92,611
	Philip Morris International Inc.	4.875%	2/15/28	89,950	90,445
	Philip Morris International Inc.	3.125%	3/2/28	21,106	20,095
	Philip Morris International Inc.	5.250%	9/7/28	53,020	54,027
	Philip Morris International Inc.	4.875%	2/13/29	87,405	87,672
	Philip Morris International Inc.	3.375%	8/15/29	15,820	14,903
[6]	Philip Morris International Inc.	4.625%	11/1/29	61,540	61,078
	Sysco Corp.	3.250%	7/15/27	28,860	27,808
[10]	Tesco Corporate Treasury Services plc	0.375%	7/27/29	9,800	9,325
	Tyson Foods Inc.	4.000%	3/1/26	31,486	31,142
	Tyson Foods Inc.	3.550%	6/2/27	47,038	45,649
[4]	US Foods Inc.	6.875%	9/15/28	2,410	2,481
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	1,690	1,677
					2,487,715
Energy (6.4%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	895	893
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	14,200	13,508
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	51,533	49,570
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	7,565	7,750
	Boardwalk Pipelines LP	4.800%	5/3/29	6,065	5,994
	BP Capital Markets America Inc.	3.017%	1/16/27	28,626	27,696
	BP Capital Markets America Inc.	3.937%	9/21/28	32,384	31,537
	BP Capital Markets America Inc.	4.234%	11/6/28	12,588	12,381
[10]	BP Capital Markets BV	3.773%	5/12/30	6,000	6,677
	BP Capital Markets plc	3.279%	9/19/27	47,594	45,949
	BP Capital Markets plc	3.723%	11/28/28	11,893	11,464
	Canadian Natural Resources Ltd.	3.850%	6/1/27	94,368	92,289
	Cenovus Energy Inc.	4.250%	4/15/27	800	789
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	52,787	53,125
	Cheniere Energy Inc.	4.625%	10/15/28	68,344	67,028
[4]	Civitas Resources Inc.	8.375%	7/1/28	3,370	3,484
[4]	Continental Resources Inc.	2.268%	11/15/26	26,650	25,124
	Coterra Energy Inc.	3.900%	5/15/27	16,269	15,853
	DCP Midstream Operating LP	5.625%	7/15/27	1,801	1,833
	DCP Midstream Operating LP	5.125%	5/15/29	70,396	70,848
	Devon Energy Corp.	5.850%	12/15/25	13,303	13,394
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	1,381	1,427
	Diamondback Energy Inc.	3.250%	12/1/26	52,080	50,560
	Diamondback Energy Inc.	5.200%	4/18/27	38,760	39,157
[4]	DT Midstream Inc.	4.125%	6/15/29	2,345	2,204
	Ecopetrol SA	8.625%	1/19/29	4,610	4,891
	Empresa Nacional del Petroleo	5.250%	11/6/29	5,318	5,269
	Enbridge Inc.	1.600%	10/4/26	29,100	27,431
	Enbridge Inc.	5.900%	11/15/26	47,590	48,638
	Enbridge Inc.	4.250%	12/1/26	33,346	33,030
	Enbridge Inc.	5.250%	4/5/27	28,880	29,253
	Enbridge Inc.	3.700%	7/15/27	33,084	32,249
	Enbridge Inc.	6.000%	11/15/28	47,035	49,054
	Enbridge Inc.	5.300%	4/5/29	68,779	69,790
	Energy Transfer LP	3.900%	7/15/26	13,256	13,065
	Energy Transfer LP	6.050%	12/1/26	52,930	54,207
	Energy Transfer LP	4.400%	3/15/27	115,279	114,285
	Energy Transfer LP	5.500%	6/1/27	76,335	77,484
	Energy Transfer LP	4.000%	10/1/27	13,000	12,725
	Energy Transfer LP	5.550%	2/15/28	45,295	46,214
	Energy Transfer LP	4.950%	5/15/28	60,987	61,096
	Energy Transfer LP	4.950%	6/15/28	5,526	5,537
	Energy Transfer LP	6.100%	12/1/28	32,004	33,352
	Energy Transfer LP	5.250%	4/15/29	99,670	100,609
	Energy Transfer LP	5.250%	7/1/29	42,769	43,176
	Energy Transfer LP	4.150%	9/15/29	63,089	60,714
[4]	EnLink Midstream LLC	5.625%	1/15/28	23,623	23,919
	EnLink Midstream LLC	5.375%	6/1/29	19,066	19,209

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	EQM Midstream Partners LP	7.500%	6/1/27	3,429	3,515
[4]	EQT Corp.	3.125%	5/15/26	2,748	2,663
	EQT Corp.	3.900%	10/1/27	50,745	49,407
	EQT Corp.	5.000%	1/15/29	240	237
[10]	Equinor ASA	1.250%	2/17/27	9,600	10,093
[4]	Helmerich & Payne Inc.	4.650%	12/1/27	23,425	23,142
[4]	Helmerich & Payne Inc.	4.850%	12/1/29	13,780	13,339
	Hess Corp.	7.875%	10/1/29	11,410	12,775
[4]	Hess Midstream Operations LP	6.500%	6/1/29	2,140	2,175
	Kinder Morgan Inc.	1.750%	11/15/26	29,100	27,462
	Kinder Morgan Inc.	5.000%	2/1/29	49,990	50,044
[4]	Kinetik Holdings LP	6.625%	12/15/28	2,063	2,107
	Marathon Oil Corp.	4.400%	7/15/27	1,855	1,839
	Marathon Oil Corp.	5.300%	4/1/29	44,940	45,700
	Marathon Petroleum Corp.	5.125%	12/15/26	59,506	59,869
	Marathon Petroleum Corp.	3.800%	4/1/28	15,594	15,096
	MPLX LP	1.750%	3/1/26	85,686	82,278
	MPLX LP	4.000%	3/15/28	13,710	13,342
[4]	Noble Finance II LLC	8.000%	4/15/30	1,039	1,053
	Occidental Petroleum Corp.	5.500%	12/1/25	18,886	18,932
	Occidental Petroleum Corp.	5.000%	8/1/27	24,415	24,399
	Occidental Petroleum Corp.	6.375%	9/1/28	71,579	74,118
	Occidental Petroleum Corp.	5.200%	8/1/29	40,020	39,873
	ONEOK Inc.	5.850%	1/15/26	69,178	69,854
	ONEOK Inc.	5.550%	11/1/26	24,575	24,905
	ONEOK Inc.	4.000%	7/13/27	7,369	7,219
	ONEOK Inc.	4.550%	7/15/28	7,415	7,329
	ONEOK Inc.	5.650%	11/1/28	24,595	25,249
	ONEOK Inc.	4.350%	3/15/29	51,041	49,723
	Ovintiv Inc.	5.375%	1/1/26	32,854	32,896
	Ovintiv Inc.	5.650%	5/15/28	38,555	39,066
[4]	Permian Resources Operating LLC	5.375%	1/15/26	1,935	1,925
[4]	Permian Resources Operating LLC	8.000%	4/15/27	2,910	2,991
	Pertamina Persero PT	1.400%	2/9/26	19,433	18,545
	Petrobras Global Finance BV	7.375%	1/17/27	680	708
	Petrobras Global Finance BV	5.999%	1/27/28	2,400	2,432
	Petroleos Mexicanos	6.875%	8/4/26	11,632	11,622
	Petroleos Mexicanos	6.490%	1/23/27	15,895	15,666
	Petroleos Mexicanos	6.500%	3/13/27	30,755	30,190
	Petroleos Mexicanos	5.350%	2/12/28	11,035	10,275
	Petroleos Mexicanos	6.500%	1/23/29	13,080	12,283
	Phillips 66	1.300%	2/15/26	25,323	24,266
	Phillips 66	3.900%	3/15/28	9,640	9,380
	Phillips 66 Co.	4.950%	12/1/27	38,675	39,012
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	29,582	29,441
	Range Resources Corp.	8.250%	1/15/29	3,300	3,402
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	88,460	89,447
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	60,353	60,483
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	28,983	28,386
	Saudi Arabian Oil Co.	3.500%	4/16/29	36,812	34,701
[4]	Schlumberger Holdings Corp.	5.000%	5/29/27	38,295	38,555
[4]	Schlumberger Holdings Corp.	5.000%	11/15/29	27,165	27,390
[12]	Southern Gas Corridor CJSC	6.875%	3/24/26	24,005	24,408
	Spectra Energy Partners LP	3.375%	10/15/26	20,242	19,704
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	6,510	6,528
	Targa Resources Corp.	5.200%	7/1/27	47,450	48,003
	Targa Resources Corp.	6.150%	3/1/29	16,682	17,417
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	4,121	4,158
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	3,937	4,027
[10]	TotalEnergies SE	2.000%	Perpetual	1,400	1,462
	TransCanada PipeLines Ltd.	4.875%	1/15/26	28,389	28,347
	TransCanada PipeLines Ltd.	4.250%	5/15/28	67,441	66,114
	TransCanada PipeLines Ltd.	4.100%	4/15/30	40,450	38,692
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	28,270	27,493
[4]	Transocean Inc.	8.250%	5/15/29	3,215	3,231
[4]	Transocean Inc.	8.750%	2/15/30	2,053	2,125
[4]	Valaris Ltd.	8.375%	4/30/30	4,835	4,905
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	1,650	1,524
[4]	Venture Global LNG Inc.	9.500%	2/1/29	10,925	12,079
	Western Midstream Operating LP	4.650%	7/1/26	3,620	3,589

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Midstream Operating LP	4.500%	3/1/28	9,635	9,403
	Williams Cos. Inc.	5.400%	3/2/26	24,115	24,282
	Williams Cos. Inc.	3.750%	6/15/27	13,695	13,370
	Williams Cos. Inc.	5.300%	8/15/28	81,521	82,755
	Williams Cos. Inc.	4.900%	3/15/29	95,495	95,374
					3,475,520
Financials (29.8%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	28,730	29,315
[4]	AEGON Funding Co. LLC	5.500%	4/16/27	24,065	24,300
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	38,191	36,719
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	77,240	73,723
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	40,900	41,936
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	22,393	21,723
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	36,881	36,596
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	63,750	65,376
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	33,745	31,312
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/29	24,020	24,078
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/29	23,070	22,590
	Aflac Inc.	1.125%	3/15/26	16,034	15,276
	Air Lease Corp.	2.875%	1/15/26	53,365	52,102
	Air Lease Corp.	3.750%	6/1/26	4,000	3,932
	Air Lease Corp.	2.200%	1/15/27	29,100	27,515
	Air Lease Corp.	5.300%	2/1/28	25,500	25,848
	Air Lease Corp.	4.625%	10/1/28	14,616	14,457
	Air Lease Corp.	5.100%	3/1/29	48,050	48,329
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	1,930	1,941
	Allstate Corp.	0.750%	12/15/25	9,670	9,250
	Allstate Corp.	5.050%	6/24/29	45,650	46,054
	Ally Financial Inc.	4.750%	6/9/27	29,000	28,800
	Ally Financial Inc.	6.992%	6/13/29	41,330	43,126
	American Express Co.	2.550%	3/4/27	62,526	59,702
	American Express Co.	5.645%	4/23/27	19,210	19,453
	American Express Co.	5.098%	2/16/28	28,170	28,380
	American Express Co.	5.043%	7/26/28	21,311	21,443
	American Express Co.	5.282%	7/27/29	20,842	21,169
	American Express Co.	5.532%	4/25/30	21,840	22,386
	American International Group Inc.	3.900%	4/1/26	7,411	7,295
	American International Group Inc.	4.200%	4/1/28	4,810	4,715
	American International Group Inc.	5.750%	4/1/48	7,059	7,040
	American National Group Inc.	5.750%	10/1/29	19,194	19,251
	Ameriprise Financial Inc.	2.875%	9/15/26	11,645	11,315
	Ameriprise Financial Inc.	5.700%	12/15/28	43,300	45,114
[4]	AmWINS Group Inc.	6.375%	2/15/29	2,697	2,712
[4]	AmWINS Group Inc.	4.875%	6/30/29	2,028	1,909
[4]	Antares Holdings LP	2.750%	1/15/27	24,242	22,494
[4]	Antares Holdings LP	7.950%	8/11/28	19,250	20,049
[4]	Antares Holdings LP	6.350%	10/23/29	9,598	9,474
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	26,800	25,658
	Aon North America Inc.	5.125%	3/1/27	15,250	15,446
	Aon North America Inc.	5.150%	3/1/29	50,920	51,469
	Ares Capital Corp.	2.150%	7/15/26	31,073	29,485
	Ares Capital Corp.	7.000%	1/15/27	38,640	39,922
	Ares Capital Corp.	2.875%	6/15/28	17,600	16,065
	Ares Capital Corp.	5.875%	3/1/29	26,220	26,407
	Ares Capital Corp.	5.950%	7/15/29	57,970	58,519
[4]	Ares Strategic Income Fund	6.350%	8/15/29	26,410	26,613
	Associated Banc-Corp	6.455%	8/29/30	5,000	5,075
	Assurant Inc.	4.900%	3/27/28	1,987	1,977
	Athene Holding Ltd.	4.125%	1/12/28	31,391	30,526
[13]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	20,341	13,609
[7,13]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.717%	5/16/33	13,530	9,202
	Banco Santander SA	1.849%	3/25/26	21,290	20,400
[11]	Banco Santander SA	1.500%	4/14/26	7,000	8,583
	Banco Santander SA	5.294%	8/18/27	23,240	23,407
	Banco Santander SA	1.722%	9/14/27	13,040	12,271
	Banco Santander SA	5.365%	7/15/28	46,600	46,996
	Banco Santander SA	6.607%	11/7/28	24,060	25,526
	Bank of America Corp.	4.450%	3/3/26	53,863	53,584
	Bank of America Corp.	5.080%	1/20/27	24,590	24,655

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	1.658%	3/11/27	48,515	46,451
	Bank of America Corp.	3.559%	4/23/27	28,110	27,602
	Bank of America Corp.	1.734%	7/22/27	133,880	127,026
	Bank of America Corp.	5.933%	9/15/27	54,420	55,573
	Bank of America Corp.	3.824%	1/20/28	73,909	72,348
	Bank of America Corp.	2.551%	2/4/28	83,171	79,120
	Bank of America Corp.	3.705%	4/24/28	45,747	44,546
	Bank of America Corp.	4.376%	4/27/28	71,450	70,713
	Bank of America Corp.	4.948%	7/22/28	71,115	71,395
	Bank of America Corp.	6.204%	11/10/28	40,360	41,940
	Bank of America Corp.	3.419%	12/20/28	105,722	101,377
	Bank of America Corp.	3.970%	3/5/29	14,167	13,761
	Bank of America Corp.	5.202%	4/25/29	101,809	102,818
	Bank of America Corp.	2.087%	6/14/29	18,643	16,903
	Bank of America Corp.	4.271%	7/23/29	13,195	12,919
	Bank of America Corp.	3.194%	7/23/30	28,860	26,711
	Bank of New York Mellon Corp.	4.947%	4/26/27	56,243	56,510
	Bank of New York Mellon Corp.	3.400%	1/29/28	16,195	15,655
	Bank of New York Mellon Corp.	3.442%	2/7/28	21,084	20,522
	Bank of New York Mellon Corp.	4.543%	2/1/29	28,430	28,278
	Bank of New York Mellon Corp.	6.317%	10/25/29	28,880	30,461
	Bank of New York Mellon Corp.	4.975%	3/14/30	22,710	22,865
	Bank of Nova Scotia	4.500%	12/16/25	47,180	46,921
	Bank of Nova Scotia	5.250%	6/12/28	20,860	21,227
[10]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	12,400	13,078
	Barclays plc	4.375%	1/12/26	14,513	14,424
	Barclays plc	5.200%	5/12/26	27,955	27,959
	Barclays plc	5.829%	5/9/27	57,800	58,512
	Barclays plc	6.496%	9/13/27	9,620	9,879
	Barclays plc	2.279%	11/24/27	9,930	9,407
	Barclays plc	5.674%	3/12/28	50,500	51,288
	Barclays plc	4.836%	5/9/28	5,930	5,851
	Barclays plc	5.501%	8/9/28	25,200	25,537
	Barclays plc	4.837%	9/10/28	20,720	20,611
	Barclays plc	7.385%	11/2/28	48,160	51,256
	Barclays plc	4.972%	5/16/29	35,000	34,845
	Barclays plc	6.490%	9/13/29	47,666	49,896
	Barclays plc	5.690%	3/12/30	48,140	49,013
[10]	Barclays plc	4.918%	8/8/30	7,300	8,429
	Barclays plc	4.942%	9/10/30	46,150	45,630
[11]	Barclays plc	3.750%	11/22/30	4,400	5,555
[10]	Barclays plc	1.125%	3/22/31	5,000	5,247
	Blue Owl Capital Corp.	4.250%	1/15/26	1,940	1,910
	Blue Owl Capital Corp.	3.400%	7/15/26	19,355	18,645
	Blue Owl Capital Corp.	5.950%	3/15/29	24,220	24,307
[10]	BNP Paribas SA	1.125%	1/15/32	9,600	9,853
[10]	BNP Paribas SA	0.875%	8/31/33	9,000	8,733
[4]	Boost Newco Borrower LLC	7.500%	1/15/31	815	859
[10]	BPCE SA	4.375%	7/13/28	4,900	5,509
[11]	BPCE SA	2.500%	11/30/32	11,800	13,751
[10]	CA Auto Bank SpA	4.375%	6/8/26	1,900	2,100
[10]	CaixaBank SA	1.250%	6/18/31	3,900	4,100
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	15,348	15,569
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	17,240	17,177
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	38,490	39,153
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	27,690	27,266
	Capital One Financial Corp.	4.200%	10/29/25	23,563	23,395
	Capital One Financial Corp.	3.750%	3/9/27	23,448	22,911
	Capital One Financial Corp.	7.149%	10/29/27	43,760	45,652
	Capital One Financial Corp.	1.878%	11/2/27	23,290	21,957
	Capital One Financial Corp.	3.800%	1/31/28	24,000	23,200
	Capital One Financial Corp.	5.468%	2/1/29	41,249	41,745
	Capital One Financial Corp.	6.312%	6/8/29	131,490	136,537
	Capital One Financial Corp.	5.700%	2/1/30	40,640	41,412
	Capital One Financial Corp.	3.273%	3/1/30	24,380	22,594
	Capital One Financial Corp.	5.463%	7/26/30	144,300	145,573
[10]	Carrefour Banque SA	4.079%	5/5/27	5,200	5,748
	Charles Schwab Corp.	2.450%	3/3/27	42,975	40,901
	Charles Schwab Corp.	3.300%	4/1/27	20,174	19,553
	Charles Schwab Corp.	2.000%	3/20/28	1,145	1,051

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	5.643%	5/19/29	64,370	65,997
	Charles Schwab Corp.	6.196%	11/17/29	61,162	64,189
	Chubb INA Holdings LLC	3.350%	5/3/26	78,709	77,338
	Chubb INA Holdings LLC	4.650%	8/15/29	74,675	74,702
	Citibank NA	5.803%	9/29/28	28,750	29,854
	Citibank NA	4.838%	8/6/29	61,560	61,751
	Citigroup Inc.	4.600%	3/9/26	54,240	54,058
	Citigroup Inc.	3.400%	5/1/26	28,800	28,259
	Citigroup Inc.	3.200%	10/21/26	84,303	81,927
	Citigroup Inc.	4.300%	11/20/26	26,104	25,835
	Citigroup Inc.	4.450%	9/29/27	33,114	32,667
	Citigroup Inc.	3.887%	1/10/28	38,540	37,753
	Citigroup Inc.	3.070%	2/24/28	48,150	46,312
	Citigroup Inc.	3.668%	7/24/28	68,196	66,081
	Citigroup Inc.	4.125%	7/25/28	4,700	4,584
	Citigroup Inc.	3.520%	10/27/28	16,040	15,449
	Citigroup Inc.	4.075%	4/23/29	8,580	8,346
	Citigroup Inc.	3.980%	3/20/30	11,996	11,505
	Citigroup Inc.	4.542%	9/19/30	73,690	72,188
	CNO Financial Group Inc.	5.250%	5/30/29	15,763	15,674
[7,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	5.115%	1/14/27	19,300	12,731
[7,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.689%	8/20/31	36,700	24,310
[7,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	6.221%	9/10/30	7,300	4,847
	Cooperatieve Rabobank UA	3.750%	7/21/26	48,131	47,085
	Cooperatieve Rabobank UA	4.494%	10/17/29	15,310	15,120
	Corebridge Financial Inc.	3.650%	4/5/27	84,327	82,158
	Corebridge Financial Inc.	3.850%	4/5/29	16,351	15,639
[10]	Credit Agricole Assurances SA	2.625%	1/29/48	9,500	9,938
[4]	Credit Agricole SA	4.631%	9/11/28	17,380	17,243
[10]	Crelan SA	6.000%	2/28/30	8,200	9,719
[4]	Danske Bank A/S	5.427%	3/1/28	52,020	52,631
[4]	Danske Bank A/S	5.705%	3/1/30	57,760	58,985
[10]	Danske Bank A/S	1.000%	5/15/31	4,500	4,727
	Deutsche Bank AG	2.129%	11/24/26	69,850	67,647
[10]	Deutsche Bank AG	1.625%	1/20/27	4,000	4,203
	Deutsche Bank AG	7.146%	7/13/27	57,500	59,369
	Deutsche Bank AG	2.311%	11/16/27	44,216	41,813
	Deutsche Bank AG	2.552%	1/7/28	3,966	3,749
	Deutsche Bank AG	5.706%	2/8/28	31,220	31,526
	Deutsche Bank AG	6.720%	1/18/29	33,670	35,098
	Deutsche Bank AG	6.819%	11/20/29	45,970	48,447
	Deutsche Bank AG	4.999%	9/11/30	37,550	36,973
[10]	Deutsche Bank AG	5.625%	5/19/31	12,600	13,988
	Discover Bank	3.450%	7/27/26	34,435	33,560
	Discover Bank	5.974%	8/9/28	14,450	14,644
[4,6]	DNB Bank ASA	4.853%	11/5/30	28,790	28,713
[8,14]	DPS Lehman Brothers Holdings	3.500%	8/19/65	9,410	1
	Eaton Vance Corp.	3.500%	4/6/27	138	134
	Equifax Inc.	2.600%	12/15/25	48,400	47,229
	Equitable Holdings Inc.	4.350%	4/20/28	14,455	14,174
[4]	F&G Global Funding	1.750%	6/30/26	18,649	17,662
	Fidelity National Financial Inc.	4.500%	8/15/28	505	497
	Fidelity National Information Services Inc.	1.150%	3/1/26	19,430	18,525
[10]	Fidelity National Information Services Inc.	1.000%	12/3/28	5,400	5,394
	Fifth Third Bancorp	2.550%	5/5/27	10,075	9,565
	Fifth Third Bancorp	1.707%	11/1/27	63,053	59,318
	Fifth Third Bancorp	3.950%	3/14/28	38,048	36,984
	Fifth Third Bancorp	6.361%	10/27/28	76,859	79,735
	Fifth Third Bancorp	6.339%	7/27/29	123,288	128,701
	Fifth Third Bancorp	4.772%	7/28/30	26,591	26,165
	Fifth Third Bancorp	4.895%	9/6/30	36,350	35,944
	Fiserv Inc.	3.200%	7/1/26	50,813	49,607
	Fiserv Inc.	5.150%	3/15/27	48,130	48,661
	Fiserv Inc.	5.450%	3/2/28	38,045	38,812
	Fiserv Inc.	5.375%	8/21/28	28,870	29,429
	Fiserv Inc.	3.500%	7/1/29	48,530	45,852
	Gaci First Investment Co.	5.000%	1/29/29	24,005	23,908
	GATX Corp.	3.250%	9/15/26	16,908	16,472
	GATX Corp.	5.400%	3/15/27	21,180	21,476
	GATX Corp.	3.850%	3/30/27	9,600	9,361

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GATX Corp.	4.550%	11/7/28	1,564	1,542
	GATX Corp.	4.700%	4/1/29	3,666	3,637
[4]	GGAM Finance Ltd.	8.000%	2/15/27	2,200	2,273
[4]	GGAM Finance Ltd.	8.000%	6/15/28	4,330	4,575
[4]	Global Atlantic Fin Co.	4.400%	10/15/29	10,305	9,790
[4]	Global Atlantic Fin Co.	3.125%	6/15/31	9,600	8,305
	Global Payments Inc.	1.200%	3/1/26	74,837	71,389
	Global Payments Inc.	2.150%	1/15/27	79,130	74,746
	Goldman Sachs Bank USA	5.414%	5/21/27	67,370	68,003
	Goldman Sachs Group Inc.	3.500%	11/16/26	9,678	9,444
	Goldman Sachs Group Inc.	1.431%	3/9/27	96,468	92,106
	Goldman Sachs Group Inc.	1.542%	9/10/27	33,900	31,933
	Goldman Sachs Group Inc.	1.948%	10/21/27	64,400	60,893
	Goldman Sachs Group Inc.	2.640%	2/24/28	61,082	58,154
	Goldman Sachs Group Inc.	3.615%	3/15/28	57,214	55,625
[11]	Goldman Sachs Group Inc.	7.250%	4/10/28	4,700	6,469
	Goldman Sachs Group Inc.	3.691%	6/5/28	25,357	24,653
	Goldman Sachs Group Inc.	4.482%	8/23/28	82,840	82,111
	Goldman Sachs Group Inc.	6.484%	10/24/29	38,400	40,512
	Goldman Sachs Group Inc.	5.727%	4/25/30	44,765	46,022
	Goldman Sachs Group Inc.	4.692%	10/23/30	35,380	34,940
	Golub Capital BDC Inc.	7.050%	12/5/28	29,920	31,064
[10]	Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/29	9,600	10,559
[10]	Hamburg Commercial Bank AG	0.375%	3/9/26	5,200	5,433
	Hanover Insurance Group Inc.	4.500%	4/15/26	9,700	9,649
	Horace Mann Educators Corp.	7.250%	9/15/28	3,841	4,108
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	1,600	1,633
[11]	HSBC Holdings plc	1.750%	7/24/27	8,200	9,969
	HSBC Holdings plc	5.887%	8/14/27	30,000	30,524
	HSBC Holdings plc	4.041%	3/13/28	58,858	57,660
	HSBC Holdings plc	5.597%	5/17/28	50,570	51,323
	HSBC Holdings plc	4.755%	6/9/28	64,131	63,795
	HSBC Holdings plc	5.210%	8/11/28	14,300	14,394
	HSBC Holdings plc	2.013%	9/22/28	9,650	8,889
	HSBC Holdings plc	7.390%	11/3/28	60,475	64,422
	HSBC Holdings plc	6.161%	3/9/29	41,012	42,441
	HSBC Holdings plc	4.583%	6/19/29	16,061	15,792
	HSBC Holdings plc	2.206%	8/17/29	43,310	39,002
	HSBC Holdings plc	5.546%	3/4/30	38,495	39,091
	HSBC Holdings plc	3.973%	5/22/30	109,745	104,535
[10]	HSBC Holdings plc	6.364%	11/16/32	9,000	10,513
	HSBC USA Inc.	5.294%	3/4/27	16,900	17,137
	Huntington Bancshares Inc.	4.443%	8/4/28	22,114	21,836
	Huntington Bancshares Inc.	6.208%	8/21/29	61,820	64,151
	Huntington National Bank	4.552%	5/17/28	6,160	6,116
	ING Groep NV	3.950%	3/29/27	9,600	9,407
	ING Groep NV	1.726%	4/1/27	10,720	10,255
	ING Groep NV	6.083%	9/11/27	9,627	9,839
	ING Groep NV	4.550%	10/2/28	14,424	14,249
	Intercontinental Exchange Inc.	3.750%	12/1/25	25,590	25,358
	Intercontinental Exchange Inc.	4.000%	9/15/27	41,753	41,191
	Intercontinental Exchange Inc.	3.625%	9/1/28	85,294	82,048
	Invesco Finance plc	3.750%	1/15/26	13,760	13,581
[10]	JAB Holdings BV	1.000%	12/20/27	24,400	24,935
	Jefferies Financial Group Inc.	5.875%	7/21/28	19,260	19,787
	JPMorgan Chase & Co.	1.045%	11/19/26	23,335	22,415
	JPMorgan Chase & Co.	4.125%	12/15/26	9,656	9,559
	JPMorgan Chase & Co.	1.040%	2/4/27	52,069	49,641
[10]	JPMorgan Chase & Co.	1.090%	3/11/27	5,000	5,298
	JPMorgan Chase & Co.	1.578%	4/22/27	69,650	66,465
	JPMorgan Chase & Co.	1.470%	9/22/27	41,920	39,440
	JPMorgan Chase & Co.	5.040%	1/23/28	26,840	26,981
	JPMorgan Chase & Co.	3.782%	2/1/28	52,032	50,899
	JPMorgan Chase & Co.	2.947%	2/24/28	4,953	4,754
	JPMorgan Chase & Co.	5.571%	4/22/28	37,185	37,845
	JPMorgan Chase & Co.	4.323%	4/26/28	82,806	81,923
	JPMorgan Chase & Co.	3.540%	5/1/28	16,489	15,994
	JPMorgan Chase & Co.	2.182%	6/1/28	34,183	32,014
	JPMorgan Chase & Co.	4.979%	7/22/28	40,097	40,290
	JPMorgan Chase & Co.	4.851%	7/25/28	4,815	4,823

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.505%	10/22/28	68,480	68,022
	JPMorgan Chase & Co.	4.005%	4/23/29	48,886	47,533
	JPMorgan Chase & Co.	2.069%	6/1/29	14,430	13,116
	JPMorgan Chase & Co.	4.203%	7/23/29	35,620	34,791
	JPMorgan Chase & Co.	5.299%	7/24/29	19,250	19,527
	JPMorgan Chase & Co.	6.087%	10/23/29	24,090	25,122
	JPMorgan Chase & Co.	5.012%	1/23/30	35,440	35,589
	JPMorgan Chase & Co.	5.581%	4/22/30	67,380	69,085
	JPMorgan Chase & Co.	3.702%	5/6/30	28,875	27,456
	JPMorgan Chase & Co.	4.995%	7/22/30	117,187	117,523
	JPMorgan Chase & Co.	4.603%	10/22/30	43,070	42,489
	JPMorgan Chase Bank NA	5.110%	12/8/26	62,970	63,704
	KeyBank NA	4.700%	1/26/26	20,000	19,926
	KeyBank NA	5.850%	11/15/27	9,441	9,672
	KeyCorp	2.550%	10/1/29	12,698	11,300
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	4,075	4,060
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	830	862
	Lloyds Banking Group plc	4.582%	12/10/25	37,563	37,289
	Lloyds Banking Group plc	4.650%	3/24/26	1,080	1,072
	Lloyds Banking Group plc	4.716%	8/11/26	27,220	27,114
	Lloyds Banking Group plc	3.750%	1/11/27	23,925	23,425
	Lloyds Banking Group plc	1.627%	5/11/27	18,455	17,556
	Lloyds Banking Group plc	5.985%	8/7/27	28,950	29,489
	Lloyds Banking Group plc	3.750%	3/18/28	9,700	9,443
	Lloyds Banking Group plc	5.871%	3/6/29	1,157	1,187
[7,13]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.418%	3/17/29	19,860	13,319
	LPL Holdings Inc.	5.700%	5/20/27	14,435	14,656
	LPL Holdings Inc.	6.750%	11/17/28	8,500	8,961
[4]	Lseg US Fin Corp.	4.875%	3/28/27	19,110	19,177
	M&T Bank Corp.	4.553%	8/16/28	99,932	98,704
	M&T Bank Corp.	7.413%	10/30/29	102,432	110,252
[13]	Macquarie Bank Ltd.	6.082%	6/7/32	2,880	1,924
[7,13]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.968%	6/17/31	5,770	3,818
[7,13]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.268%	5/28/30	9,130	6,075
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	92,570	92,190
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	11,929	11,439
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	98,623	97,492
[6]	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	29,150	29,156
[6]	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	95,960	95,710
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	63,638	60,256
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	26,740	25,209
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	46,740	44,372
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	18,600	18,721
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	3,840	3,907
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	35,720	36,416
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	26,830	27,221
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	21,040	21,338
	Mizuho Financial Group Inc.	1.234%	5/22/27	28,776	27,249
	Mizuho Financial Group Inc.	1.554%	7/9/27	39,740	37,647
	Mizuho Financial Group Inc.	5.667%	5/27/29	18,877	19,362
	Morgan Stanley	5.000%	11/24/25	25,000	25,066
	Morgan Stanley	3.875%	1/27/26	44,921	44,515
	Morgan Stanley	3.125%	7/27/26	12,619	12,305
	Morgan Stanley	4.350%	9/8/26	41,130	40,851
	Morgan Stanley	3.625%	1/20/27	47,257	46,377
	Morgan Stanley	3.950%	4/23/27	18,075	17,747
	Morgan Stanley	1.593%	5/4/27	54,835	52,284
	Morgan Stanley	1.512%	7/20/27	66,650	63,068
	Morgan Stanley	2.475%	1/21/28	74,740	71,097
	Morgan Stanley	5.652%	4/13/28	54,670	55,747
	Morgan Stanley	4.210%	4/20/28	29,100	28,730
[7]	Morgan Stanley	3.591%	7/22/28	40,346	39,107
	Morgan Stanley	6.296%	10/18/28	80,140	83,407
	Morgan Stanley	3.772%	1/24/29	26,000	25,160
	Morgan Stanley	5.123%	2/1/29	47,700	48,094
	Morgan Stanley	5.164%	4/20/29	122,260	123,321
	Morgan Stanley	5.449%	7/20/29	29,795	30,381
	Morgan Stanley	6.407%	11/1/29	24,060	25,339
	Morgan Stanley	5.173%	1/16/30	25,700	25,924
[10]	Morgan Stanley	3.790%	3/21/30	12,400	13,699

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.656%	4/18/30	67,380	69,193
	Morgan Stanley	5.042%	7/19/30	153,737	154,273
	Morgan Stanley	4.654%	10/18/30	67,240	66,349
	Morgan Stanley Bank NA	5.882%	10/30/26	28,875	29,596
	Morgan Stanley Bank NA	4.447%	10/15/27	14,395	14,321
	Morgan Stanley Bank NA	4.952%	1/14/28	37,380	37,538
	Morgan Stanley Bank NA	5.504%	5/26/28	28,560	29,050
	Morgan Stanley Bank NA	4.968%	7/14/28	78,018	78,401
	Nasdaq Inc.	5.350%	6/28/28	43,020	43,906
	National Bank of Canada	5.600%	12/18/28	19,260	19,758
	National Bank of Canada	4.500%	10/10/29	19,190	18,805
[4]	National Securities Clearing Corp.	5.150%	6/26/26	24,740	24,952
[4]	National Securities Clearing Corp.	4.900%	6/26/29	57,720	58,331
[4]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	5,310	5,259
	NatWest Group plc	5.847%	3/2/27	28,240	28,564
	NatWest Group plc	1.642%	6/14/27	21,640	20,552
	NatWest Group plc	5.583%	3/1/28	29,540	29,968
	NatWest Group plc	3.073%	5/22/28	10,846	10,380
	NatWest Group plc	5.516%	9/30/28	9,700	9,844
	NatWest Group plc	4.892%	5/18/29	10,541	10,469
	NatWest Group plc	3.754%	11/1/29	30,835	30,835
	NatWest Group plc	5.076%	1/27/30	20,180	20,092
	NatWest Group plc	4.445%	5/8/30	5,775	5,610
[11]	NatWest Group plc	3.622%	8/14/30	9,200	11,727
	NatWest Group plc	4.964%	8/15/30	37,860	37,529
[11]	NatWest Group plc	2.105%	11/28/31	7,300	8,813
[10]	NIBC Bank NV	6.000%	11/16/28	11,200	13,254
	NMI Holdings Inc.	6.000%	8/15/29	9,625	9,719
	Nomura Holdings Inc.	5.594%	7/2/27	45,677	46,343
	Nomura Holdings Inc.	5.386%	7/6/27	16,400	16,546
	Nomura Holdings Inc.	5.842%	1/18/28	16,310	16,680
	Nomura Holdings Inc.	6.070%	7/12/28	21,123	21,835
	Northern Trust Corp.	3.375%	5/8/32	14,400	13,823
[4]	Nuveen LLC	5.550%	1/15/30	14,440	14,790
[6]	OneMain Finance Corp.	3.875%	9/15/28	1,330	1,228
	OneMain Finance Corp.	6.625%	5/15/29	3,875	3,875
[4]	Panther Escrow Issuer LLC	7.125%	6/1/31	2,420	2,472
	PayPal Holdings Inc.	3.900%	6/1/27	9,420	9,305
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	58,335	56,153
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	33,730	34,102
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	13,350	13,469
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,959	2,015
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	23,915	24,728
[11]	Phoenix Group Holdings plc	6.625%	12/18/25	23,593	30,675
	PNC Bank NA	2.700%	10/22/29	26,940	24,106
	PNC Financial Services Group Inc.	6.615%	10/20/27	28,757	29,779
	PNC Financial Services Group Inc.	5.354%	12/2/28	37,596	38,196
	PNC Financial Services Group Inc.	5.582%	6/12/29	192,267	196,446
	PNC Financial Services Group Inc.	5.492%	5/14/30	137,682	140,501
	Principal Financial Group Inc.	3.100%	11/15/26	5,935	5,753
	Principal Financial Group Inc.	3.700%	5/15/29	7,476	7,142
	Progressive Corp.	2.500%	3/15/27	34,943	33,388
[4]	Protective Life Global Funding	1.618%	4/15/26	22,570	21,604
[10]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	6,900	7,930
	Regions Financial Corp.	1.800%	8/12/28	6,284	5,595
	Regions Financial Corp.	5.722%	6/6/30	141,044	143,074
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	2,840	2,705
[11]	Rothesay Life plc	8.000%	10/30/25	19,730	26,032
[11]	Rothesay Life plc	3.375%	7/12/26	4,359	5,444
	Royal Bank of Canada	1.400%	11/2/26	24,074	22,650
	Royal Bank of Canada	3.625%	5/4/27	17,624	17,236
	Royal Bank of Canada	5.069%	7/23/27	81,340	81,844
	Royal Bank of Canada	4.510%	10/18/27	40,850	40,727
	Royal Bank of Canada	6.000%	11/1/27	48,300	50,182
	Royal Bank of Canada	4.900%	1/12/28	25,760	25,910
	Royal Bank of Canada	4.522%	10/18/28	40,850	40,629
	Royal Bank of Canada	4.969%	8/2/30	164,715	165,138
	Royal Bank of Canada	4.650%	10/18/30	54,860	54,314
[4]	Ryan Specialty LLC	5.875%	8/1/32	850	846
	S&P Global Inc.	2.450%	3/1/27	60,795	58,001

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander Holdings USA Inc.	6.499%	3/9/29	6,216	6,409
	Santander Holdings USA Inc.	6.174%	1/9/30	27,869	28,528
	Santander UK Group Holdings plc	6.833%	11/21/26	48,880	49,667
[10]	SCOR SE	3.000%	6/8/46	4,500	4,826
[4]	Sixth Street Lending Partners	6.500%	3/11/29	24,070	24,243
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	9,700	9,219
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	28,628	29,708
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	14,385	14,433
[4]	Starwood Property Trust Inc.	7.250%	4/1/29	415	427
[4]	Starwood Property Trust Inc.	6.000%	4/15/30	1,558	1,528
	State Street Corp.	4.330%	10/22/27	23,990	23,857
	State Street Corp.	4.530%	2/20/29	22,470	22,300
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	21,540	21,954
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	58,324	56,385
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	47,940	45,185
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	23,285	22,709
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	19,400	18,380
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	33,190	33,896
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	7,676	7,397
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	14,480	14,953
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	12,670	11,380
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	32,350	33,010
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	15,500	13,357
[10]	Swedbank AB	3.625%	8/23/32	8,200	8,928
	Synchrony Financial	3.700%	8/4/26	23,619	23,039
	Synovus Bank	5.625%	2/15/28	21,284	21,165
[6]	Synovus Financial Corp.	6.168%	11/1/30	60,070	60,068
	Toronto-Dominion Bank	5.156%	1/10/28	37,140	37,524
	Toronto-Dominion Bank	5.523%	7/17/28	20,000	20,460
	Toronto-Dominion Bank	3.625%	9/15/31	11,000	10,673
	Trinity Acquisition plc	4.400%	3/15/26	1,367	1,357
	Truist Financial Corp.	6.047%	6/8/27	24,673	25,133
	Truist Financial Corp.	4.873%	1/26/29	60,770	60,559
	Truist Financial Corp.	7.161%	10/30/29	35,306	37,852
[10]	UBS AG	0.250%	1/5/26	5,000	5,272
[10]	UBS AG	1.500%	4/10/26	5,000	5,329
	UBS AG	5.000%	7/9/27	77,009	77,656
	UBS AG	7.500%	2/15/28	32,831	35,366
	UBS AG	5.650%	9/11/28	84,810	87,392
[4]	UBS Group AG	4.282%	1/9/28	52,310	51,177
[4]	UBS Group AG	4.253%	3/23/28	14,770	14,463
[10]	UBS Group AG	7.750%	3/1/29	11,000	13,563
[4]	UBS Group AG	5.428%	2/8/30	139,110	141,097
[4]	UBS Group AG	3.126%	8/13/30	10,000	9,174
[4]	UBS Group AG	5.617%	9/13/30	79,530	81,233
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	6,822	6,794
	US Bancorp	4.548%	7/22/28	138,870	137,996
	US Bancorp	4.653%	2/1/29	38,979	38,745
	US Bancorp	5.775%	6/12/29	55,175	56,748
	US Bancorp	5.384%	1/23/30	23,400	23,773
	US Bancorp	5.100%	7/23/30	31,123	31,233
[7,10]	US Bancorp, 3M EURIBOR + 0.800%	4.351%	5/21/28	9,200	9,972
	US Bank NA	4.507%	10/22/27	27,820	27,724
	Verisk Analytics Inc.	4.125%	3/15/29	8,974	8,773
	Voya Financial Inc.	3.650%	6/15/26	11,895	11,674
[14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	1
	Wells Fargo & Co.	3.000%	4/22/26	59,157	57,756
[10]	Wells Fargo & Co.	2.000%	4/27/26	5,000	5,368
	Wells Fargo & Co.	4.100%	6/3/26	81,710	80,813
	Wells Fargo & Co.	3.000%	10/23/26	63,585	61,581
	Wells Fargo & Co.	4.300%	7/22/27	25,615	25,266
	Wells Fargo & Co.	3.526%	3/24/28	86,305	83,739
	Wells Fargo & Co.	5.707%	4/22/28	28,870	29,429
	Wells Fargo & Co.	3.584%	5/22/28	94,297	91,394
	Wells Fargo & Co.	2.393%	6/2/28	64,753	60,925
	Wells Fargo & Co.	4.808%	7/25/28	61,680	61,591
	Wells Fargo & Co.	5.574%	7/25/29	84,910	86,686
	Wells Fargo & Co.	6.303%	10/23/29	19,250	20,175
[10]	Wells Fargo & Co.	1.741%	5/4/30	17,900	18,161
	Wells Fargo & Co.	2.879%	10/30/30	14,400	13,056

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo Bank NA	5.450%	8/7/26	34,530	35,046
	Westpac Banking Corp.	2.894%	2/4/30	39,369	39,074
	Westpac Banking Corp.	4.322%	11/23/31	27,918	27,477
[7,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.603%	11/11/27	33,800	22,585
[7,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.941%	1/29/31	10,900	7,229
[7,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 2.300%	6.728%	6/23/33	4,800	3,253
[10]	Westpac Securities NZ Ltd.	1.099%	3/24/26	10,000	10,597
	Willis North America Inc.	4.650%	6/15/27	19,400	19,331
	Willis North America Inc.	4.500%	9/15/28	12,510	12,319
	Willis North America Inc.	2.950%	9/15/29	12,234	11,167
					16,261,024
Health Care (8.2%)
	AbbVie Inc.	2.950%	11/21/26	171,350	166,160
	AbbVie Inc.	4.800%	3/15/27	441,023	444,004
	AbbVie Inc.	4.250%	11/14/28	6,854	6,785
	AbbVie Inc.	4.800%	3/15/29	373,730	376,391
	AbbVie Inc.	3.200%	11/21/29	28,790	26,922
	Agilent Technologies Inc.	3.050%	9/22/26	2,000	1,940
	Agilent Technologies Inc.	4.200%	9/9/27	46,155	45,631
[4]	Alcon Finance Corp.	2.750%	9/23/26	19,350	18,636
[10]	American Medical Systems Europe BV	3.375%	3/8/29	13,600	14,942
	Amgen Inc.	2.200%	2/21/27	39,766	37,753
	Amgen Inc.	3.200%	11/2/27	10,314	9,920
	Amgen Inc.	5.150%	3/2/28	161,398	163,637
	Astrazeneca Finance LLC	4.875%	3/3/28	45,765	46,202
	Astrazeneca Finance LLC	1.750%	5/28/28	9,555	8,672
	Astrazeneca Finance LLC	4.850%	2/26/29	72,185	72,882
	Baxter International Inc.	1.915%	2/1/27	172,626	162,020
	Baxter International Inc.	2.272%	12/1/28	61,195	55,067
	Becton Dickinson & Co.	3.700%	6/6/27	77,616	75,782
	Becton Dickinson & Co.	4.693%	2/13/28	20,700	20,688
	Becton Dickinson & Co.	4.874%	2/8/29	39,220	39,265
	Becton Dickinson & Co.	5.081%	6/7/29	24,055	24,326
[10]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	9,800	10,837
	Bristol-Myers Squibb Co.	3.900%	2/20/28	8,801	8,638
	Bristol-Myers Squibb Co.	4.900%	2/22/29	26,780	27,119
	Cardinal Health Inc.	3.410%	6/15/27	981	950
	Cardinal Health Inc.	5.125%	2/15/29	38,500	38,844
[4]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	5,770	5,594
	Cencora Inc.	3.450%	12/15/27	14,815	14,300
	Centene Corp.	4.250%	12/15/27	7,025	6,796
	Centene Corp.	2.450%	7/15/28	19,114	17,203
[4]	CHS / Community Health Systems Inc.	5.625%	3/15/27	1,260	1,228
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/32	4,025	4,317
	Cigna Group	1.250%	3/15/26	9,374	8,940
	Cigna Group	3.400%	3/1/27	36,217	35,169
	Cigna Group	4.375%	10/15/28	31,470	30,911
	CVS Health Corp.	5.000%	2/20/26	48,255	48,282
	CVS Health Corp.	2.875%	6/1/26	102,398	99,214
	CVS Health Corp.	3.000%	8/15/26	41,970	40,613
	CVS Health Corp.	3.625%	4/1/27	99,162	96,277
	CVS Health Corp.	1.300%	8/21/27	49,763	45,069
	CVS Health Corp.	4.300%	3/25/28	99,122	96,639
	CVS Health Corp.	5.000%	1/30/29	38,100	37,948
	CVS Health Corp.	5.400%	6/1/29	56,015	56,546
	CVS Health Corp.	3.250%	8/15/29	48,410	44,435
	Elevance Health Inc.	1.500%	3/15/26	38,795	37,161
	Elevance Health Inc.	4.101%	3/1/28	36,708	35,985
	Elevance Health Inc.	5.150%	6/15/29	23,080	23,335
	Elevance Health Inc.	2.875%	9/15/29	7,228	6,600
	Elevance Health Inc.	4.750%	2/15/30	27,585	27,439
	Eli Lilly & Co.	4.500%	2/9/29	14,445	14,444
[4]	Endo Finance Holdings Inc.	8.500%	4/15/31	360	385
	GE HealthCare Technologies Inc.	5.600%	11/15/25	123,315	124,349
	GE HealthCare Technologies Inc.	5.650%	11/15/27	116,024	119,007
	GE HealthCare Technologies Inc.	4.800%	8/14/29	14,915	14,886
	Gilead Sciences Inc.	3.650%	3/1/26	88,187	87,066
	Gilead Sciences Inc.	2.950%	3/1/27	7,064	6,817
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	48,601	47,607

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.875%	2/15/26	9,625	9,695
	HCA Inc.	5.250%	6/15/26	64,398	64,646
	HCA Inc.	4.500%	2/15/27	57,587	57,119
	HCA Inc.	3.125%	3/15/27	14,129	13,587
[4]	Highmark Inc.	1.450%	5/10/26	50,353	47,556
	Humana Inc.	1.350%	2/3/27	9,750	9,034
	Humana Inc.	5.750%	3/1/28	16,461	16,815
	Illumina Inc.	4.650%	9/9/26	18,460	18,407
	McKesson Corp.	1.300%	8/15/26	33,850	32,004
	McKesson Corp.	3.950%	2/16/28	26,350	25,800
[4]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	580	591
	Merck & Co. Inc.	1.900%	12/10/28	5,815	5,266
	Novartis Capital Corp.	3.800%	9/18/29	47,985	46,537
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	1,965	1,862
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/31	115	105
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	114,876	114,714
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	321,050	319,872
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	12,893	12,406
	Quest Diagnostics Inc.	3.450%	6/1/26	6,800	6,668
	Quest Diagnostics Inc.	4.600%	12/15/27	19,230	19,267
	Quest Diagnostics Inc.	4.200%	6/30/29	10,125	9,858
	Revvity Inc.	3.300%	9/15/29	14,395	13,308
[4]	Roche Holdings Inc.	4.790%	3/8/29	125,116	126,072
	Royalty Pharma plc	1.750%	9/2/27	26,975	24,853
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	3,127	3,054
[4]	Star Parent Inc.	9.000%	10/1/30	1,398	1,454
	Stryker Corp.	3.650%	3/7/28	757	733
	Stryker Corp.	4.250%	9/11/29	22,950	22,495
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	7,645	7,716
	Tenet Healthcare Corp.	4.250%	6/1/29	1,184	1,121
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	14,417	13,742
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	780	758
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	240	233
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	26,784	27,093
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	13,194	13,407
	UnitedHealth Group Inc.	3.875%	12/15/28	9,545	9,301
	UnitedHealth Group Inc.	4.250%	1/15/29	28,947	28,538
	Utah Acquisition Sub Inc.	3.950%	6/15/26	50,652	49,816
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	73,410	71,913
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	33,655	34,321
	Zoetis Inc.	4.500%	11/13/25	38,800	38,700
	Zoetis Inc.	5.400%	11/14/25	26,740	26,908
	Zoetis Inc.	3.000%	9/12/27	18,825	18,036
					4,503,956
Industrials (5.9%)
[10]	Abertis Infraestructuras SA	1.375%	5/20/26	10,000	10,614
[4]	Air Canada	3.875%	8/15/26	1,660	1,607
	Allegion plc	3.500%	10/1/29	12,428	11,636
[4]	American Airlines Inc.	7.250%	2/15/28	2,870	2,918
	Amphenol Corp.	4.750%	3/30/26	11,570	11,589
[13]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	26,540	16,139
[4]	BAE Systems plc	5.000%	3/26/27	30,810	30,998
[4]	BAE Systems plc	5.125%	3/26/29	50,100	50,569
	Boeing Co.	4.875%	5/1/25	202,401	201,854
	Boeing Co.	2.750%	2/1/26	124,695	120,900
	Boeing Co.	2.196%	2/4/26	402,571	387,765
	Boeing Co.	5.040%	5/1/27	7,050	7,022
[4]	Boeing Co.	6.259%	5/1/27	23,380	23,918
	Boeing Co.	3.250%	2/1/28	24,090	22,622
[4]	Boeing Co.	6.298%	5/1/29	69,316	71,813
[13]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	4,470	2,927
[13]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/30	7,730	4,827
	Canadian Pacific Railway Co.	1.750%	12/2/26	36,800	34,727
	Canadian Pacific Railway Co.	4.000%	6/1/28	24,890	24,344
	CNH Industrial Capital LLC	1.875%	1/15/26	73,092	70,586
	CNH Industrial Capital LLC	1.450%	7/15/26	37,880	35,797
	CNH Industrial Capital LLC	4.550%	4/10/28	19,000	18,849
	CNH Industrial Capital LLC	5.500%	1/12/29	24,070	24,609
	CSX Corp.	3.800%	3/1/28	14,756	14,402

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cummins Inc.	4.900%	2/20/29	17,190	17,383
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	14,470	14,575
[4]	Daimler Truck Finance North America LLC	5.400%	9/20/28	26,670	27,138
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	89,324	88,273
[10]	Deutsche Lufthansa AG	3.000%	5/29/26	7,000	7,581
[10]	Deutsche Lufthansa AG	2.875%	5/16/27	14,500	15,554
[10]	Deutsche Lufthansa AG	3.750%	2/11/28	9,500	10,406
	Dover Corp.	3.150%	11/15/25	6,115	6,009
[10]	easyJet FinCo BV	1.875%	3/3/28	8,900	9,224
	Embraer Netherlands Finance BV	6.950%	1/17/28	2,000	2,075
	FedEx Corp.	3.400%	2/15/28	14,739	14,174
[10]	Fortive Corp.	3.700%	8/15/29	15,600	17,107
[4]	Gates Corp.	6.875%	7/1/29	1,690	1,739
	General Dynamics Corp.	2.625%	11/15/27	11,880	11,266
[11]	Heathrow Funding Ltd.	6.750%	12/3/28	9,715	12,892
	Hillenbrand Inc.	6.250%	2/15/29	2,665	2,676
	Honeywell International Inc.	4.875%	9/1/29	33,690	34,093
[10]	Honeywell International Inc.	3.375%	3/1/30	15,600	17,112
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	31,306	30,109
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,245	2,024
	Ingersoll Rand Inc.	5.197%	6/15/27	53,340	54,011
	Ingersoll Rand Inc.	5.400%	8/14/28	5,960	6,094
	Ingersoll Rand Inc.	5.176%	6/15/29	32,760	33,214
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	1,690	1,755
	John Deere Capital Corp.	2.800%	9/8/27	1,341	1,282
	John Deere Capital Corp.	4.750%	1/20/28	29,025	29,270
	John Deere Capital Corp.	4.500%	1/16/29	39,860	39,767
	L3Harris Technologies Inc.	3.850%	12/15/26	26,108	25,702
	L3Harris Technologies Inc.	5.400%	1/15/27	72,292	73,417
	L3Harris Technologies Inc.	4.400%	6/15/28	554	547
	L3Harris Technologies Inc.	5.050%	6/1/29	48,140	48,532
	Lennox International Inc.	1.700%	8/1/27	6,800	6,271
	Lockheed Martin Corp.	4.450%	5/15/28	18,710	18,681
	Lockheed Martin Corp.	4.500%	2/15/29	33,180	33,057
[13]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	32,470	20,261
[4]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	109,886	111,074
[10]	Motability Operations Group plc	3.625%	7/24/29	5,000	5,532
[4]	Mueller Water Products Inc.	4.000%	6/15/29	3,180	2,958
	Nordson Corp.	4.500%	12/15/29	38,400	37,543
	Norfolk Southern Corp.	2.900%	6/15/26	16,309	15,873
	Northrop Grumman Corp.	3.200%	2/1/27	67,155	65,196
	Northrop Grumman Corp.	3.250%	1/15/28	101,306	96,930
	Northrop Grumman Corp.	4.600%	2/1/29	132,426	131,756
	Otis Worldwide Corp.	2.293%	4/5/27	1,220	1,157
	Otis Worldwide Corp.	5.250%	8/16/28	33,685	34,274
[13]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	18,870	12,392
	Parker-Hannifin Corp.	3.250%	3/1/27	1,660	1,611
	Parker-Hannifin Corp.	4.250%	9/15/27	29,080	28,831
	Parker-Hannifin Corp.	3.250%	6/14/29	22,410	21,048
[13]	Qantas Airways Ltd.	4.750%	10/12/26	10,620	6,912
[13]	Qantas Airways Ltd.	3.150%	9/27/28	9,650	5,818
[4,6]	Raven Acquisition Holdings LLC	6.875%	11/15/31	965	963
	Regal Rexnord Corp.	6.050%	4/15/28	12,740	13,028
	Republic Services Inc.	0.875%	11/15/25	14,500	13,935
	Republic Services Inc.	2.900%	7/1/26	4,860	4,734
	Republic Services Inc.	3.375%	11/15/27	19,500	18,845
	Republic Services Inc.	4.875%	4/1/29	24,340	24,469
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	955	897
[4]	Rolls-Royce plc	3.625%	10/14/25	1,695	1,672
	RTX Corp.	5.000%	2/27/26	13,490	13,541
	RTX Corp.	2.650%	11/1/26	38,533	37,135
	RTX Corp.	5.750%	11/8/26	45,830	46,807
	RTX Corp.	3.500%	3/15/27	38,900	37,904
	RTX Corp.	3.125%	5/4/27	24,137	23,267
	RTX Corp.	4.125%	11/16/28	3,560	3,483
	RTX Corp.	5.750%	1/15/29	24,220	25,134
[10]	Ryanair DAC	0.875%	5/25/26	5,000	5,265
	Ryder System Inc.	1.750%	9/1/26	24,290	22,991
	Ryder System Inc.	2.850%	3/1/27	31,003	29,670
	Ryder System Inc.	5.300%	3/15/27	21,240	21,481

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ryder System Inc.	5.650%	3/1/28	9,650	9,897
	Ryder System Inc.	5.250%	6/1/28	15,690	15,884
	Ryder System Inc.	6.300%	12/1/28	62,550	65,869
	Ryder System Inc.	5.375%	3/15/29	33,690	34,245
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	14,100	12,891
	Southwest Airlines Co.	3.000%	11/15/26	6,800	6,553
	Southwest Airlines Co.	5.125%	6/15/27	56,783	57,163
	Southwest Airlines Co.	3.450%	11/16/27	10,479	10,022
[4]	Spirit AeroSystems Inc.	9.750%	11/15/30	3,010	3,343
	Stanley Black & Decker Inc.	3.400%	3/1/26	21,105	20,719
[4]	TransDigm Inc.	6.750%	8/15/28	1,740	1,779
[4]	TransDigm Inc.	6.375%	3/1/29	7,705	7,821
[4]	TransDigm Inc.	6.000%	1/15/33	1,590	1,576
[11]	Traton Finance Luxembourg SA	5.625%	1/16/29	5,800	7,444
[4]	Triumph Group Inc.	9.000%	3/15/28	2,044	2,131
	Tyco Electronics Group SA	4.500%	2/13/26	15,322	15,301
	Tyco Electronics Group SA	3.125%	8/15/27	23,841	22,979
[5]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	1,577	1,613
[5]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	3,880	3,846
[4]	United Airlines Inc.	4.375%	4/15/26	2,321	2,280
	Veralto Corp.	5.500%	9/18/26	36,810	37,304
	Veralto Corp.	5.350%	9/18/28	10,501	10,692
	Waste Management Inc.	3.150%	11/15/27	16,258	15,633
	Waste Management Inc.	1.150%	3/15/28	2,900	2,593
[4]	WESCO Distribution Inc.	6.375%	3/15/29	2,900	2,958
					3,232,965
Materials (2.3%)
	Air Products and Chemicals Inc.	4.600%	2/8/29	9,615	9,635
[4]	Anglo American Capital plc	4.500%	3/15/28	5,364	5,269
	ArcelorMittal SA	4.550%	3/11/26	8,995	8,951
	ArcelorMittal SA	6.550%	11/29/27	3,226	3,357
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	2,260	1,983
	Avery Dennison Corp.	4.875%	12/6/28	13,733	13,741
	Berry Global Inc.	1.570%	1/15/26	113,233	108,683
[4]	Berry Global Inc.	4.500%	2/15/26	2,355	2,323
[4]	Berry Global Inc.	4.875%	7/15/26	7,048	7,005
	Berry Global Inc.	1.650%	1/15/27	21,744	20,260
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	116,835	117,422
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	38,500	39,077
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	4,090	4,120
[4]	Canpack SA / Canpack US LLC	3.125%	11/1/25	344	333
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	1,570	1,431
[10]	Celanese US Holdings LLC	4.777%	7/19/26	4,277	4,743
	Celanese US Holdings LLC	6.350%	11/15/28	24,060	24,901
[4]	Chemours Co.	5.750%	11/15/28	3,050	2,824
[4]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	35,216	34,299
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/29	9,655	9,688
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	25,235	24,338
	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	13,000	11,682
	Dow Chemical Co.	4.550%	11/30/25	24,580	24,485
	DuPont de Nemours Inc.	4.493%	11/15/25	59,612	59,430
	Eastman Chemical Co.	4.500%	12/1/28	7,188	7,092
	Eastman Chemical Co.	5.000%	8/1/29	28,570	28,663
[4]	Element Solutions Inc.	3.875%	9/1/28	3,708	3,572
[4]	First Quantum Minerals Ltd.	9.375%	3/1/29	5,270	5,606
	FMC Corp.	5.150%	5/18/26	19,130	19,186
	FMC Corp.	3.200%	10/1/26	12,000	11,607
	Freeport Indonesia PT	4.763%	4/14/27	22,710	22,553
	Freeport-McMoRan Inc.	4.375%	8/1/28	17,528	17,083
[4]	Georgia-Pacific LLC	0.950%	5/15/26	71,895	68,018
[4]	Georgia-Pacific LLC	2.100%	4/30/27	49,882	47,061
[4]	Glatfelter Corp.	7.250%	11/15/31	2,900	2,875
[10]	Glencore Finance Europe Ltd.	3.750%	4/1/26	5,000	5,470
[4]	Graphic Packaging International LLC	4.750%	7/15/27	1,785	1,751
[4]	Graphic Packaging International LLC	3.500%	3/15/28	625	584
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	1,399	1,382
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	25,508	25,421
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	2,615	2,494
	Mosaic Co.	5.375%	11/15/28	14,430	14,680

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.300%	3/15/26	78,580	79,264
[4]	NOVA Chemicals Corp.	9.000%	2/15/30	3,975	4,228
	Nucor Corp.	4.300%	5/23/27	9,700	9,660
	Nutrien Ltd.	5.950%	11/7/25	17,260	17,505
	Nutrien Ltd.	5.200%	6/21/27	38,485	38,999
	Nutrien Ltd.	4.900%	3/27/28	44,319	44,594
	Nutrien Ltd.	4.200%	4/1/29	14,435	14,085
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	3,983	4,227
[4]	Olympus Water US Holding Corp.	7.250%	6/15/31	2,415	2,478
	Owens Corning	5.500%	6/15/27	18,500	18,861
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	2,405	2,394
	PPG Industries Inc.	1.200%	3/15/26	31,210	29,726
	RPM International Inc.	3.750%	3/15/27	37,821	36,918
[4]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	5,485	5,537
	Sherwin-Williams Co.	4.550%	3/1/28	16,925	16,863
[4]	SNF Group SACA	3.125%	3/15/27	10,495	9,980
	Suzano Austria GmbH	6.000%	1/15/29	44,645	45,203
	Westlake Corp.	3.600%	8/15/26	1,657	1,622
	WRKCo Inc.	3.375%	9/15/27	15,930	15,308
	WRKCo Inc.	4.000%	3/15/28	7,190	6,990
[4]	Yara International ASA	4.750%	6/1/28	5,192	5,139
					1,234,659
Real Estate (3.7%)
[10]	Akelius Residential Property AB	1.750%	2/7/25	3,000	3,248
[11]	Akelius Residential Property AB	2.375%	8/15/25	26,941	33,840
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	9,080	9,014
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,681	1,643
	American Homes 4 Rent LP	4.900%	2/15/29	3,096	3,081
	American Tower Corp.	4.400%	2/15/26	2,356	2,344
	American Tower Corp.	1.600%	4/15/26	67,714	64,658
	American Tower Corp.	1.450%	9/15/26	34,406	32,406
	American Tower Corp.	3.375%	10/15/26	25,308	24,689
[10]	American Tower Corp.	0.450%	1/15/27	19,437	19,963
	American Tower Corp.	2.750%	1/15/27	28,920	27,712
[10]	American Tower Corp.	0.400%	2/15/27	8,744	8,963
	American Tower Corp.	3.550%	7/15/27	10,995	10,647
	American Tower Corp.	3.600%	1/15/28	6,950	6,695
	American Tower Corp.	5.800%	11/15/28	12,978	13,387
	American Tower Corp.	3.950%	3/15/29	30,151	28,995
[10]	Aroundtown SA	0.000%	7/16/26	3,500	3,591
[10]	Aroundtown SA	0.375%	4/15/27	5,700	5,713
[10]	Aroundtown SA	1.450%	7/9/28	2,100	2,102
[10]	Aroundtown SA	4.800%	7/16/29	2,400	2,670
[11]	Aroundtown SA	3.625%	4/10/31	1,000	1,085
	AvalonBay Communities Inc.	2.950%	5/11/26	19,400	18,919
	AvalonBay Communities Inc.	2.900%	10/15/26	6,300	6,099
	AvalonBay Communities Inc.	1.900%	12/1/28	950	850
[10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	17,900	18,560
[10]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	4,700	4,854
[10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	5,500	5,465
[11]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	2,000	2,310
[10]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	2,700	2,911
	Boston Properties LP	2.750%	10/1/26	16,974	16,260
	Boston Properties LP	6.750%	12/1/27	14,500	15,115
	Boston Properties LP	4.500%	12/1/28	4,510	4,374
	Brixmor Operating Partnership LP	3.900%	3/15/27	9,690	9,445
	Brixmor Operating Partnership LP	2.250%	4/1/28	5,806	5,288
	Brixmor Operating Partnership LP	4.125%	5/15/29	22,966	22,061
	Camden Property Trust	5.850%	11/3/26	26,940	27,593
	Camden Property Trust	3.150%	7/1/29	10,052	9,387
	COPT Defense Properties LP	2.250%	3/15/26	59,075	56,820
	COPT Defense Properties LP	2.000%	1/15/29	3,387	2,971
	Crown Castle Inc.	4.450%	2/15/26	41,232	41,028
	Crown Castle Inc.	3.700%	6/15/26	56,235	55,222
	Crown Castle Inc.	1.050%	7/15/26	56,719	53,248
	Crown Castle Inc.	4.000%	3/1/27	7,199	7,069
	Crown Castle Inc.	2.900%	3/15/27	19,430	18,595
	Crown Castle Inc.	3.650%	9/1/27	1,190	1,152
	Crown Castle Inc.	5.000%	1/11/28	43,891	43,942

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle Inc.	3.800%	2/15/28	8,670	8,376
	CubeSmart LP	4.000%	11/15/25	7,260	7,178
	CubeSmart LP	3.125%	9/1/26	2,680	2,599
	CubeSmart LP	2.250%	12/15/28	32,394	29,254
	CubeSmart LP	4.375%	2/15/29	13,036	12,699
[10]	Digital Dutch Finco BV	1.500%	3/15/30	3,700	3,619
	Digital Realty Trust LP	3.700%	8/15/27	15,729	15,294
	Digital Realty Trust LP	5.550%	1/15/28	48,500	49,520
	Digital Realty Trust LP	4.450%	7/15/28	4,445	4,386
	Digital Realty Trust LP	3.600%	7/1/29	38,785	36,801
	DOC DR LLC	4.300%	3/15/27	29,230	28,883
	DOC DR LLC	3.950%	1/15/28	6,429	6,249
	Equinix Inc.	1.450%	5/15/26	9,710	9,255
	Equinix Inc.	2.900%	11/18/26	18,180	17,564
	Equinix Inc.	1.800%	7/15/27	14,550	13,490
	Equinix Inc.	2.000%	5/15/28	9,600	8,722
	ERP Operating LP	2.850%	11/1/26	7,965	7,711
	ERP Operating LP	4.150%	12/1/28	2,740	2,690
	Essex Portfolio LP	3.625%	5/1/27	9,640	9,394
	Essex Portfolio LP	1.700%	3/1/28	8,760	7,916
	Extra Space Storage LP	5.700%	4/1/28	35,178	36,043
	Extra Space Storage LP	4.000%	6/15/29	6,110	5,878
	Federal Realty OP LP	1.250%	2/15/26	13,240	12,628
	Federal Realty OP LP	3.250%	7/15/27	9,677	9,265
	Federal Realty OP LP	3.200%	6/15/29	7,621	7,030
[10]	Grand City Properties SA	0.125%	1/11/28	10,200	9,932
	Healthcare Realty Holdings LP	3.750%	7/1/27	19,305	18,694
	Healthpeak OP LLC	1.350%	2/1/27	24,300	22,503
	Highwoods Realty LP	3.875%	3/1/27	22,853	22,122
	Highwoods Realty LP	4.125%	3/15/28	8,923	8,542
	Highwoods Realty LP	4.200%	4/15/29	15,362	14,568
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	6,738	6,100
	Kilroy Realty LP	4.750%	12/15/28	33,847	33,103
	Kimco Realty OP LLC	2.800%	10/1/26	7,258	7,002
	Kimco Realty OP LLC	3.800%	4/1/27	9,684	9,478
	Mid-America Apartments LP	4.000%	11/15/25	11,320	11,240
	Mid-America Apartments LP	1.100%	9/15/26	25,735	24,118
	Mid-America Apartments LP	3.600%	6/1/27	2,618	2,557
	Mid-America Apartments LP	3.950%	3/15/29	17,768	17,215
	NNN REIT Inc.	4.000%	11/15/25	19,893	19,721
	NNN REIT Inc.	4.300%	10/15/28	1,491	1,466
	Omega Healthcare Investors Inc.	5.250%	1/15/26	35,244	35,251
	Omega Healthcare Investors Inc.	4.500%	4/1/27	4,250	4,197
	Omega Healthcare Investors Inc.	4.750%	1/15/28	9,757	9,620
	Omega Healthcare Investors Inc.	3.625%	10/1/29	20,345	18,838
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	5,868
[4]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	1,355	1,387
[4]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/29	720	719
	Piedmont Operating Partnership LP	6.875%	7/15/29	15,130	15,605
[10]	Prologis International Funding II SA	3.625%	3/7/30	5,100	5,575
	Prologis LP	3.250%	6/30/26	11,070	10,850
	Prologis LP	2.125%	4/15/27	9,885	9,339
	Prologis LP	3.375%	12/15/27	10,600	10,256
	Prologis LP	4.875%	6/15/28	38,520	38,854
	Prologis LP	3.875%	9/15/28	314	306
	Public Storage Operating Co.	1.850%	5/1/28	29,889	27,279
	Public Storage Operating Co.	5.125%	1/15/29	16,690	17,031
	Realty Income Corp.	0.750%	3/15/26	9,020	8,539
	Realty Income Corp.	4.875%	6/1/26	93,847	94,089
	Realty Income Corp.	4.125%	10/15/26	44,580	44,192
[11]	Realty Income Corp.	1.875%	1/14/27	6,214	7,429
	Realty Income Corp.	3.000%	1/15/27	12,520	12,087
	Realty Income Corp.	3.200%	1/15/27	5,350	5,187
[11]	Realty Income Corp.	1.125%	7/13/27	13,900	16,094
	Realty Income Corp.	2.200%	6/15/28	7,220	6,610
	Realty Income Corp.	4.750%	2/15/29	28,840	28,803
	Realty Income Corp.	4.000%	7/15/29	9,620	9,304
[11]	Realty Income Corp.	5.000%	10/15/29	5,000	6,338
[10]	Realty Income Corp.	4.875%	7/6/30	9,458	10,929
	Regency Centers LP	3.600%	2/1/27	1,392	1,356

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regency Centers LP	2.950%	9/15/29	3,029	2,778
	Sabra Health Care LP	5.125%	8/15/26	24,249	24,245
	Sabra Health Care LP	3.900%	10/15/29	10,672	9,920
	Service Properties Trust	5.500%	12/15/27	1,590	1,505
	Simon Property Group LP	3.250%	11/30/26	23,542	22,908
	Simon Property Group LP	1.375%	1/15/27	24,250	22,647
	Store Capital LLC	4.500%	3/15/28	5,018	4,863
	Sun Communities Operating LP	2.300%	11/1/28	2,452	2,203
	Sun Communities Operating LP	5.500%	1/15/29	28,170	28,434
	UDR Inc.	2.950%	9/1/26	1,500	1,448
	Ventas Realty LP	3.250%	10/15/26	25,055	24,297
[10]	Vonovia SE	1.875%	6/28/28	3,400	3,527
[10]	Vonovia SE	0.250%	9/1/28	7,500	7,264
	Welltower OP LLC	4.250%	4/1/26	6,180	6,139
	Welltower OP LLC	2.050%	1/15/29	34,210	30,692
	Welltower OP LLC	4.125%	3/15/29	6,627	6,457
	Weyerhaeuser Co.	6.950%	10/1/27	3,599	3,808
					2,001,856
Technology (5.1%)
	Accenture Capital Inc.	3.900%	10/4/27	52,781	52,127
	Accenture Capital Inc.	4.050%	10/4/29	29,671	29,008
	Applied Materials Inc.	4.800%	6/15/29	36,655	36,959
	Atlassian Corp.	5.250%	5/15/29	22,780	23,066
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	71,450	70,281
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	8,356	8,043
	Broadcom Inc.	3.150%	11/15/25	39,911	39,268
	Broadcom Inc.	3.459%	9/15/26	31,621	30,972
	Broadcom Inc.	5.050%	7/12/27	72,135	72,840
[4]	Broadcom Inc.	1.950%	2/15/28	18,373	16,813
	Broadcom Inc.	4.150%	2/15/28	44,010	43,209
	Broadcom Inc.	4.110%	9/15/28	55,695	54,444
	Broadcom Inc.	4.750%	4/15/29	22,953	22,868
	Broadcom Inc.	5.050%	7/12/29	72,135	72,766
	Broadcom Inc.	4.350%	2/15/30	54,200	52,795
	Cadence Design Systems Inc.	4.200%	9/10/27	13,430	13,327
	Cadence Design Systems Inc.	4.300%	9/10/29	26,830	26,327
[4]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/29	1,935	1,941
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	375	383
	Cisco Systems Inc.	4.850%	2/26/29	111,930	113,324
[4]	Cloud Software Group Inc.	6.500%	3/31/29	3,390	3,308
[4]	Cloud Software Group Inc.	8.250%	6/30/32	3,755	3,859
	Cotiviti Corp.	7.625%	4/30/31	6,155	6,178
	Dell International LLC / EMC Corp.	6.020%	6/15/26	124,863	126,930
	Dell International LLC / EMC Corp.	4.900%	10/1/26	37,793	37,897
	Dell International LLC / EMC Corp.	6.100%	7/15/27	6,800	7,036
	Dell International LLC / EMC Corp.	5.250%	2/1/28	77,665	78,872
	Dell International LLC / EMC Corp.	5.300%	10/1/29	60,847	61,836
	DXC Technology Co.	1.800%	9/15/26	32,770	30,808
	DXC Technology Co.	2.375%	9/15/28	24,060	21,409
[4]	Entegris Inc.	4.750%	4/15/29	3,880	3,757
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	110,357	109,864
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	16,155	16,020
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	106,432	104,417
	HP Inc.	1.450%	6/17/26	1,828	1,733
	HP Inc.	3.000%	6/17/27	9,830	9,424
	HP Inc.	4.750%	1/15/28	2,300	2,305
	Intel Corp.	4.875%	2/10/26	10,618	10,615
	Intel Corp.	3.750%	3/25/27	5,190	5,050
	Intel Corp.	3.750%	8/5/27	98,440	95,477
	Intel Corp.	4.875%	2/10/28	59,567	59,319
	Intel Corp.	2.450%	11/15/29	51,756	45,509
	International Business Machines Corp.	3.300%	5/15/26	114,464	112,296
	International Business Machines Corp.	4.500%	2/6/28	14,460	14,438
	International Business Machines Corp.	3.500%	5/15/29	19,250	18,293
	Juniper Networks Inc.	1.200%	12/10/25	13,730	13,173
	NXP BV / NXP Funding LLC	5.350%	3/1/26	17,480	17,585
	NXP BV / NXP Funding LLC	5.550%	12/1/28	780	797
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	23,523	23,390
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	13,465	13,099

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	5.800%	11/10/25	15,140	15,300
	Oracle Corp.	1.650%	3/25/26	130,629	125,166
	Oracle Corp.	2.650%	7/15/26	91,643	88,641
	Oracle Corp.	2.800%	4/1/27	35,092	33,633
	Oracle Corp.	3.250%	11/15/27	19,500	18,732
	Oracle Corp.	2.300%	3/25/28	14,450	13,372
	Oracle Corp.	4.500%	5/6/28	52,590	52,305
	Oracle Corp.	4.200%	9/27/29	207,974	202,589
	Roper Technologies Inc.	3.800%	12/15/26	12,272	12,090
	Skyworks Solutions Inc.	1.800%	6/1/26	90,504	86,107
[4]	SS&C Technologies Inc.	5.500%	9/30/27	2,564	2,554
	Teledyne Technologies Inc.	1.600%	4/1/26	64,850	61,993
	Teledyne Technologies Inc.	2.250%	4/1/28	18,006	16,610
	Texas Instruments Inc.	4.600%	2/8/29	24,050	24,120
[4]	UKG Inc.	6.875%	2/1/31	2,100	2,152
	VMware LLC	1.400%	8/15/26	78,669	74,161
	VMware LLC	4.650%	5/15/27	3,392	3,382
	VMware LLC	3.900%	8/21/27	17,921	17,509
	VMware LLC	1.800%	8/15/28	63,943	57,259
	Western Digital Corp.	2.850%	2/1/29	3,850	3,408
	Workday Inc.	3.500%	4/1/27	40,650	39,618
	Workday Inc.	3.700%	4/1/29	9,684	9,280
					2,795,436
Utilities (6.1%)
	AEP Texas Inc.	5.450%	5/15/29	27,165	27,723
	AEP Transmission Co. LLC	3.100%	12/1/26	13,890	13,484
	AES Corp.	5.450%	6/1/28	29,050	29,314
[7,13]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.425%	1/8/26	14,500	9,543
	Alabama Power Co.	3.750%	9/1/27	38,763	38,085
[4]	Alliant Energy Finance LLC	5.400%	6/6/27	14,190	14,341
[4]	Alpha Generation LLC	6.750%	10/15/32	385	391
	Ameren Corp.	3.650%	2/15/26	9,007	8,872
	Ameren Corp.	5.700%	12/1/26	100,910	102,713
	Ameren Corp.	1.950%	3/15/27	26,375	24,743
	Ameren Corp.	1.750%	3/15/28	14,460	13,081
	Ameren Corp.	5.000%	1/15/29	126,010	126,635
	American Electric Power Co. Inc.	1.000%	11/1/25	9,675	9,317
	American Electric Power Co. Inc.	5.750%	11/1/27	17,250	17,753
	American Electric Power Co. Inc.	5.200%	1/15/29	28,680	29,058
[13]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	23,520	14,403
[13]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	9,620	6,086
[4]	Calpine Corp.	4.500%	2/15/28	1,935	1,864
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	20,400	20,785
	CenterPoint Energy Inc.	1.450%	6/1/26	46,620	44,282
	CenterPoint Energy Inc.	5.250%	8/10/26	44,760	45,098
	CenterPoint Energy Inc.	5.400%	6/1/29	52,421	53,348
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	9,640	9,795
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	6,025	5,845
	Colbun SA	3.950%	10/11/27	4,800	4,629
[4]	Comision Federal de Electricidad	5.700%	1/24/30	45,130	44,237
	Consumers Energy Co.	4.650%	3/1/28	61,435	61,596
	Consumers Energy Co.	4.600%	5/30/29	31,007	30,943
	Dominion Energy Inc.	1.450%	4/15/26	39,762	37,909
	Dominion Energy Inc.	2.850%	8/15/26	4,500	4,351
	Dominion Energy Inc.	4.250%	6/1/28	1,568	1,545
	DTE Energy Co.	2.850%	10/1/26	36,880	35,642
	DTE Energy Co.	4.950%	7/1/27	38,470	38,681
	DTE Energy Co.	4.875%	6/1/28	15,190	15,212
	DTE Energy Co.	5.100%	3/1/29	46,340	46,707
	DTE Energy Co.	3.400%	6/15/29	22,807	21,365
	Duke Energy Carolinas LLC	6.000%	12/1/28	193	202
	Duke Energy Corp.	5.000%	12/8/25	24,130	24,183
	Duke Energy Corp.	2.650%	9/1/26	21,838	21,076
	Duke Energy Corp.	4.850%	1/5/27	33,630	33,788
	Duke Energy Corp.	3.150%	8/15/27	529	508
	Duke Energy Corp.	5.000%	12/8/27	19,290	19,432
	Duke Energy Corp.	4.300%	3/15/28	24,820	24,467
	Duke Energy Corp.	3.400%	6/15/29	13,470	12,661
[4]	Electricite de France SA	5.700%	5/23/28	8,180	8,379

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Electricite de France SA	4.500%	9/21/28	16,050	15,790
[10]	Elia Transmission Belgium SA	3.000%	4/7/29	5,900	6,373
	Entergy Corp.	2.950%	9/1/26	90,000	87,178
	Entergy Corp.	1.900%	6/15/28	10,570	9,554
	Entergy Louisiana LLC	2.400%	10/1/26	16,976	16,325
	Essential Utilities Inc.	4.800%	8/15/27	19,225	19,229
	Evergy Kansas Central Inc.	2.550%	7/1/26	16,138	15,608
	Eversource Energy	4.750%	5/15/26	38,600	38,586
	Eversource Energy	1.400%	8/15/26	21,290	20,056
	Eversource Energy	2.900%	3/1/27	42,422	40,658
	Eversource Energy	4.600%	7/1/27	24,200	24,093
	Eversource Energy	5.450%	3/1/28	40,980	41,800
	Exelon Corp.	3.400%	4/15/26	4,845	4,754
	Exelon Corp.	2.750%	3/15/27	36,944	35,351
	Exelon Corp.	5.150%	3/15/28	67,255	67,978
	Exelon Corp.	5.150%	3/15/29	24,060	24,370
	FirstEnergy Corp.	1.600%	1/15/26	12,317	11,804
	FirstEnergy Corp.	3.900%	7/15/27	3,995	3,900
[4]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	7,690	7,691
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	14,460	14,554
	Georgia Power Co.	5.004%	2/23/27	14,030	14,183
	Georgia Power Co.	4.650%	5/16/28	86,760	86,844
	ITC Holdings Corp.	3.250%	6/30/26	9,400	9,161
[4]	ITC Holdings Corp.	4.950%	9/22/27	14,778	14,807
	ITC Holdings Corp.	3.350%	11/15/27	24,269	23,313
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	9,650	9,397
	National Fuel Gas Co.	5.500%	1/15/26	9,705	9,752
	National Fuel Gas Co.	5.500%	10/1/26	19,275	19,504
[10]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	20,310	22,361
	National Grid plc	5.602%	6/12/28	27,030	27,680
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	6,282	6,049
[13]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	33,730	20,003
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	44,806	44,954
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	20,853	19,615
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	29,000	29,001
[4]	NextEra Energy Operating Partners LP	3.875%	10/15/26	235	227
	NiSource Inc.	5.250%	3/30/28	35,410	35,910
	NiSource Inc.	5.200%	7/1/29	34,640	35,109
	NSTAR Electric Co.	3.250%	11/15/25	9,710	9,551
	NSTAR Electric Co.	3.200%	5/15/27	33,850	32,738
	OGE Energy Corp.	5.450%	5/15/29	12,760	13,024
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	43,210	42,843
	Pacific Gas and Electric Co.	3.150%	1/1/26	100,743	98,550
	Pacific Gas and Electric Co.	2.100%	8/1/27	13,019	12,097
	Pacific Gas and Electric Co.	5.550%	5/15/29	66,980	68,210
	PacifiCorp	5.100%	2/15/29	13,163	13,313
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	7,001	6,651
	PG&E Recovery Funding LLC	5.045%	7/15/34	21,311	21,509
	Public Service Enterprise Group Inc.	5.850%	11/15/27	59,480	61,300
	Public Service Enterprise Group Inc.	5.875%	10/15/28	57,760	59,925
	Public Service Enterprise Group Inc.	5.200%	4/1/29	36,100	36,621
[4]	Rayburn Country Securitization LLC	2.307%	12/1/32	8,392	7,754
	Southern California Edison Co.	1.200%	2/1/26	6,329	6,066
	Southern California Edison Co.	5.350%	3/1/26	5,780	5,832
	Southern California Edison Co.	4.400%	9/6/26	19,750	19,684
	Southern California Edison Co.	4.875%	2/1/27	47,480	47,841
	Southern California Edison Co.	5.300%	3/1/28	20,960	21,332
	Southern California Edison Co.	5.650%	10/1/28	21,250	21,913
	Southern California Gas Co.	2.600%	6/15/26	16,150	15,653
	Southern California Gas Co.	2.950%	4/15/27	19,425	18,690
	Southern Co.	3.250%	7/1/26	8,900	8,703
	Southern Co.	5.113%	8/1/27	49,075	49,405
	Southern Co.	1.750%	3/15/28	931	845
	Southern Co.	4.850%	6/15/28	48,190	48,566
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,025	3,932
	Southern Power Co.	0.900%	1/15/26	9,700	9,257
	Southwestern Electric Power Co.	1.650%	3/15/26	35,070	33,643
	Southwestern Electric Power Co.	4.100%	9/15/28	16,360	15,941
	Tampa Electric Co.	4.900%	3/1/29	28,630	28,617
	Union Electric Co.	2.950%	6/15/27	12,496	11,982

Vanguard® Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/28	14,400	8,540
	Virginia Electric and Power Co.	2.950%	11/15/26	46,542	45,166
	Virginia Electric and Power Co.	3.500%	3/15/27	19,467	18,996
	Virginia Electric and Power Co.	3.750%	5/15/27	18,494	18,130
	Virginia Electric and Power Co.	3.800%	4/1/28	14,460	14,087
[4]	Vistra Operations Co. LLC	5.500%	9/1/26	6,844	6,834
	WEC Energy Group Inc.	4.750%	1/9/26	133,110	133,220
	WEC Energy Group Inc.	5.150%	10/1/27	24,180	24,528
	WEC Energy Group Inc.	1.375%	10/15/27	19,190	17,481
	WEC Energy Group Inc.	4.750%	1/15/28	41,989	42,130
	Xcel Energy Inc.	3.350%	12/1/26	20,814	20,218
	Xcel Energy Inc.	1.750%	3/15/27	31,596	29,504
	Xcel Energy Inc.	4.000%	6/15/28	28,930	28,086
[11]	Yorkshire Water Finance plc	1.750%	11/26/26	3,187	3,774
					3,350,276
Total Corporate Bonds (Cost $45,729,663)					45,497,107
Floating Rate Loan Interests (0.3%)
[7]	1011778 B.C. Unlimited Liability Co. Term Loan B-6, TSFR1M + 1.750%	6.435%	9/20/30	2,394	2,369
[7]	Alpha Generation LLC Term Loan B, TSFR1M + 2.750%	7.446%	9/30/31	2,030	2,029
[7]	Alterra Mountain Co. Term Loan B-5, TSFR1M + 3.500%	8.185%	5/31/30	1,923	1,925
[7]	Amentum Government Services Holdings LLC Term Loan B, TSFR1M + 2.250%	6.935%	9/29/31	2,900	2,897
[7]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	9.629%	4/20/28	5,593	5,750
[7]	AmWINS Group Inc. Term Loan B, TSFR1M + 2.250%	7.050%	2/19/28	545	544
[7]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.035%	8/19/28	1,901	1,889
[7]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	8.095%	5/10/27	5,349	5,343
[7]	Belron Finance 2019 LLC Term Loan B, TSFR1M + 2.750%	7.495%	10/1/31	5,020	5,034
[7]	Boost Newco Borrower LLC Term Loan B, TSFR3M + 2.500%	7.104%	1/31/31	965	963
[7]	Chemours Co. Term Loan B, TSFR1M + 3.500%	8.185%	8/18/28	5,361	5,365
[7]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	7.185%	5/6/30	2,442	2,441
[7]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.000%	8.604%	3/30/29	418	418
[7]	Cotiviti Corp.Term Loan, TSFR1M + 3.250%	8.094%	5/1/31	448	448
[7]	Emrld Borrower LP Term Loan B, TSFR3M + 2.500%	7.557%	8/4/31	3,380	3,376
[7]	Endo Luxembourg Finance Co. I Sarl Term Loan B, TSFR1M + 4.500%	9.245%	4/23/31	7,748	7,750
[7]	Endo Luxembourg Finance Co. I Sarl Term Loan, Prime Rate + 3.000%	11.000%	4/23/31	455	455
[7]	Frontier Communications Corp. Term Loan B, TSFR3M + 3.500%	8.763%	7/1/31	820	824
[7]	Genesee & Wyoming Inc. Term Loan B, TSFR3M + 2.000%	6.604%	4/10/31	2,405	2,399
[7]	Glatfelter Corp. Term Loan, TSFR1M + 4.250%	8.906%	11/4/31	3,635	3,600
[7]	Grant Thornton Advisors LLC Term Loan B, TSFR1M + 3.250%	7.935%	6/2/31	3,620	3,620
[7]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.500%	8.185%	2/15/31	1,910	1,915
[7]	HUB International Ltd. Term Loan B, TSFR3M + 3.000%	7.604%	6/20/30	1,915	1,919
[7]	LifePoint Health Inc. Term Loan B, TSFR3M + 4.000%	8.632%	5/17/31	3,840	3,844
[7]	McAfee LLC Term Loan B, TSFR1M + 3.250%	8.100%	3/1/29	1,406	1,402
[7]	Medline Borrower LP Term Loan B, TSFR1M + 2.750%	7.435%	10/23/28	3,999	4,002
[7]	NCR Atleos LLC Term Loan B, TSFR3M + 3.750%	8.397%	3/27/29	777	777
[7,15]	Raven Acquisition Holdings LLC	—%	10/24/31	1,610	1,601
[7]	Reynolds Group Holdings Inc. Term Loan B-3, TSFR1M + 2.500%	7.185%	9/24/28	912	912
[7]	Ryan Specialty Group LLC Term Loan B, TSFR1M + 2.250%	6.935%	9/15/31	965	963
[7]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR3M + 3.000%	7.585%	7/31/31	6,640	6,642
[7]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	6.354%	11/5/28	18,487	18,548
[7]	Star Parent Inc. Term Loan B, TSFR3M + 3.750%	8.354%	9/27/30	2,726	2,669
[7]	TransDigm Inc. Term Loan K, TSFR3M + 2.750%	7.354%	3/22/30	1,915	1,919
[7]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.354%	5/6/32	4,350	4,406
[7]	UKG Inc. Term Loan B, TSFR3M + 3.000%	7.617%	2/10/31	5,690	5,695
[7]	United Airlines Inc. Term Loan B, TSFR3M + 2.750%	7.385%	2/22/31	478	478
[7]	W.R. Grace & Co. Conn. Term Loan B, TSFR3M + 3.250%	7.854%	9/22/28	958	960
[7,15]	Western Digital Corp.	—%	1/7/27	65,508	63,543
Total Floating Rate Loan Interests (Cost $181,942)					181,634
Sovereign Bonds (2.1%)
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	8,358	8,172
	Corp. Andina de Fomento	4.750%	4/1/26	19,296	19,291
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	19,317	17,834
[10]	Crelan SA	5.750%	1/26/28	9,900	11,515
	Federative Republic of Brazil	8.750%	2/4/25	17,095	17,224
	Fondo MIVIVIENDA SA	4.625%	4/12/27	14,839	14,659
	Kingdom of Morocco	2.375%	12/15/27	14,770	13,509
[4]	Kingdom of Saudi Arabia	4.750%	1/16/30	72,245	71,816
[4]	Korea Electric Power Corp.	5.375%	7/31/26	38,520	38,902

Vanguard® Short-Term Investment-Grade Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]		Korea National Oil Corp.	4.125%	9/30/27	30,709	30,324
[4]		KSA Sukuk Ltd.	5.250%	6/4/27	222,595	225,449
		KSA Sukuk Ltd.	5.250%	6/4/27	17,340	17,550
		Magyar Export-Import Bank Zrt	6.125%	12/4/27	18,860	19,183
[10]		MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	16,459	17,595
[10]		Republic of Chile	0.100%	1/26/27	2,880	2,920
		Republic of Chile	2.750%	1/31/27	25,000	23,902
		Republic of Chile	3.240%	2/6/28	5,715	5,461
		Republic of Colombia	3.875%	4/25/27	48,005	45,990
		Republic of Colombia	3.000%	1/30/30	22,070	18,373
		Republic of Colombia	3.125%	4/15/31	23,105	18,429
		Republic of Guatemala	4.875%	2/13/28	1,800	1,747
		Republic of Hungary	6.125%	5/22/28	7,046	7,239
		Republic of Indonesia	3.500%	1/11/28	4,534	4,377
[10]		Republic of Korea	0.000%	10/15/26	8,743	8,983
		Republic of Paraguay	5.000%	4/15/26	17,253	17,223
		Republic of Paraguay	4.700%	3/27/27	500	495
		Republic of Peru	4.125%	8/25/27	14,435	14,157
		Republic of Peru	2.844%	6/20/30	44,394	39,535
		Republic of Peru	2.783%	1/23/31	27,083	23,492
[10]		Republic of Poland	3.625%	11/29/30	7,200	8,110
		Republic of Serbia	6.250%	5/26/28	10,585	10,898
		Republic of South Africa	4.300%	10/12/28	13,921	13,159
		Republic of Uzbekistan	7.850%	10/12/28	5,408	5,640
[4]		Romania	5.250%	11/25/27	19,185	19,037
		Romania	5.250%	11/25/27	10,662	10,594
		Romania	6.625%	2/17/28	6,450	6,651
[10]		Romania	6.625%	9/27/29	10,355	12,274
[10]		Romania	1.375%	12/2/29	3,520	3,294
[10]		Romania	1.750%	7/13/30	4,220	3,900
		Sharjah Sukuk Program Ltd.	3.854%	4/3/26	16,074	15,783
[10]		State of Israel	1.500%	1/16/29	5,364	5,235
		State of Israel	5.375%	3/12/29	19,660	19,683
		State of Israel	2.500%	1/15/30	546	472
		State of Israel	5.500%	3/12/34	1,114	1,084
		Sultanate of Oman	4.750%	6/15/26	55,030	54,446
		United Mexican States	3.750%	1/11/28	9,984	9,584
		United Mexican States	5.400%	2/9/28	6,543	6,563
		United Mexican States	4.500%	4/22/29	5,738	5,543
		United Mexican States	5.000%	5/7/29	123,520	121,168
		United Mexican States	3.250%	4/16/30	13,080	11,642
		United Mexican States	2.659%	5/24/31	16,164	13,424
		United Mexican States	4.875%	5/19/33	3,300	3,036
Total Sovereign Bonds (Cost $1,116,726)						1,116,566
Taxable Municipal Bonds (0.1%)
[16]		New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	13,409	14,272
		New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	2,830	2,728
		State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	22,350	20,600
Total Taxable Municipal Bonds (Cost $38,868)						37,600
					Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[17]		Vanguard Market Liquidity Fund (Cost $411,007)	4.834%		4,110,479	411,007
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.100% Annually	WFB	1/16/25	4.100%	431,150	1,005
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.100% Annually	BANA	1/16/25	4.100%	431,150	1,004

Vanguard® Short-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	12/18/24	0.550%	1,144,670	1,915
5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	12/18/24	0.550%	1,144,670	1,915
5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	RBC	12/18/24	0.525%	1,144,670	2,514
Total Options Purchased (Cost $7,583)					8,353
Total Investments (100.0%) (Cost $54,894,974)					54,613,543
Other Assets and Liabilities—Net (0.0%)					(20,156)
Net Assets (100%)					54,593,387
Cost is in $000.
1	Securities with a value of $21,842,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $59,304,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $544,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $5,076,035,000, representing 9.3% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security value determined using significant unobservable inputs.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Face amount denominated in euro.
11	Face amount denominated in British pounds.
12	Guaranteed by the Republic of Azerbaijan.
13	Face amount denominated in Australian dollars.
14	Non-income-producing security—security in default.
15	Represents an unsettled loan as of October 31, 2024. The coupon rate is not known until the settlement date.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
GSI—Goldman Sachs International.
RBC—Royal Bank of Canada.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	BANA	1/16/25	3.850%	431,150	(1,903)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	WFB	1/16/25	3.850%	431,150	(1,903)
Total Options Written (Premiums Received $0)					(3,806)
BANA—Bank of America, N.A.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Vanguard® Short-Term Investment-Grade Fund
Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	3,549	730,900	(2,204)
5-Year U.S. Treasury Note	December 2024	6,239	669,035	(146)
				(2,350)

Short Futures Contracts
10-Year Japanese Government Bond	December 2024	(432)	(409,965)	(228)
10-Year U.S. Treasury Note	December 2024	(491)	(54,240)	247
AUD 3-Year Treasury Bond	December 2024	(1,028)	(71,423)	1,142
Euro-Bobl	December 2024	(4,041)	(519,340)	2,884
Euro-Schatz	December 2024	(331)	(38,359)	157
Long Gilt	December 2024	(250)	(30,315)	1,558
Long U.S. Treasury Bond	December 2024	(31)	(3,657)	205
Ultra 10-Year U.S. Treasury Note	December 2024	(47)	(5,346)	273
				6,238
				3,888

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	11/4/24	AUD	381,401	USD	253,479	—	(2,465)
Toronto-Dominion Bank	11/4/24	AUD	4,437	USD	2,941	—	(21)
Canadian Imperial Bank of Commerce	11/4/24	EUR	916,716	USD	990,560	6,793	—
BNP Paribas	12/27/24	EUR	29,517	USD	31,970	220	—
JPMorgan Chase Bank, N.A.	11/4/24	EUR	14,902	USD	16,616	—	(403)
Bank of America, N.A.	11/4/24	EUR	14,687	USD	15,891	88	—
Toronto-Dominion Bank	11/4/24	EUR	10,645	USD	11,479	103	—
The Bank of New York Mellon Corp.	11/4/24	EUR	5,838	USD	6,515	—	(164)
State Street Bank & Trust Co.	11/4/24	EUR	3,210	USD	3,576	—	(83)
UBS AG	11/4/24	EUR	3,109	USD	3,417	—	(34)
WFB	11/4/24	GBP	174,344	USD	226,216	—	(1,410)
State Street Bank & Trust Co.	11/4/24	GBP	28,131	USD	36,760	—	(487)
Bank of Montreal	11/4/24	GBP	4,707	USD	6,109	—	(39)
Canadian Imperial Bank of Commerce	11/5/24	JPY	261,420	USD	1,771	—	(49)
State Street Bank & Trust Co.	11/5/24	JPY	248,843	USD	1,631	8	—
Toronto-Dominion Bank	11/4/24	USD	258,104	AUD	382,555	6,331	—
State Street Bank & Trust Co.	12/10/24	USD	253,571	AUD	381,401	2,469	—
State Street Bank & Trust Co.	11/4/24	USD	2,268	AUD	3,284	107	—
Canadian Imperial Bank of Commerce	12/27/24	USD	992,755	EUR	916,716	—	(6,993)
The Bank of New York Mellon Corp.	11/4/24	USD	935,189	EUR	838,786	22,622	—
State Street Bank & Trust Co.	11/4/24	USD	39,119	EUR	35,330	681	—
BNP Paribas	11/4/24	USD	26,466	EUR	23,724	654	—
Citibank, N.A.	11/4/24	USD	24,740	EUR	22,131	663	—
Wells Fargo Bank N.A.	11/4/24	USD	18,041	EUR	16,351	252	—
Toronto-Dominion Bank	11/4/24	USD	8,709	EUR	7,802	222	—
State Street Bank & Trust Co.	11/4/24	USD	8,211	EUR	7,558	—	(13)
State Street Bank & Trust Co.	12/27/24	USD	6,672	EUR	6,159	—	(45)
Morgan Stanley Capital Services Inc.	11/4/24	USD	5,610	EUR	5,182	—	(27)
Bank of America, N.A.	11/4/24	USD	5,642	EUR	5,062	135	—
Bank of Montreal	11/4/24	USD	4,695	EUR	4,306	10	—
UBS AG	11/4/24	USD	1,916	EUR	1,768	—	(8)

Vanguard® Short-Term Investment-Grade Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	12/27/24	USD	1,405	EUR	1,297	—	(9)
UBS AG	11/4/24	USD	1,229	EUR	1,108	23	—
Toronto-Dominion Bank	11/4/24	USD	266,497	GBP	201,835	6,242	—
WFB	12/27/24	USD	222,307	GBP	171,385	1,343	—
Bank of America, N.A.	11/4/24	USD	7,001	GBP	5,347	106	—
Toronto-Dominion Bank	11/5/24	USD	1,941	JPY	270,961	157	—
Deutsche Bank AG	11/5/24	USD	1,696	JPY	239,301	120	—
State Street Bank & Trust Co.	12/27/24	USD	121	JPY	18,216	—	—
						49,349	(12,250)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/21/29	USD	420,700	5.000	31,662	1,024
CDX-NA-IG-S43-V1	12/21/29	USD	284,762	1.000	6,398	56
iTraxx Europe-S42-V1	12/21/29	EUR	542,000	1.000	12,386	(154)
					50,446	926
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	3,270	1.000	23	5	18	—
American Express Co./A2	12/23/25	GSI	3,270	1.000	37	25	12	—
American International Group Inc./Baa2	12/23/25	GSI	3,270	1.000	33	10	23	—
Boeing Co./Baa2	12/23/25	GSI	3,270	1.000	18	(4)	22	—
Chubb INA Holdings LLC/A2	12/23/25	GSI	3,270	1.000	37	28	9	—
Comcast Corp./A3	12/23/25	GSI	3,270	1.000	34	22	12	—
CVS Health Corp./Baa2	12/23/25	GSI	3,270	1.000	33	17	16	—
Dominion Energy Inc./Baa2	12/23/25	GSI	3,270	1.000	36	22	14	—
Dow Chemical Co./Baa1	12/23/25	GSI	3,270	1.000	35	14	21	—
Enbridge Inc./Baa2	12/23/25	GSI	3,270	1.000	31	13	18	—
General Electric Co./Baa1	12/23/25	GSI	3,270	1.000	37	4	33	—
General Motors Co./Baa3	12/23/25	GSI	3,270	1.000	32	(1)	33	—
International Business Machines Corp./A3	12/23/25	GSI	3,270	1.000	36	23	13	—
Kroger Co./Baa1	12/23/25	GSI	3,270	1.000	37	18	19	—
Lincoln National Corp./Baa2	12/23/25	GSI	3,270	1.000	24	10	14	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	37	23	14	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	3,270	1.000	32	7	25	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	3,270	1.000	37	27	10	—
Metlife Inc./A3	12/23/25	GSI	3,270	1.000	33	17	16	—
Mondelez International Inc./Baa1	12/23/25	GSI	3,270	1.000	36	20	16	—

Vanguard® Short-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Prudential Financial Inc./A3	12/23/25	GSI	3,270	1.000	33	17	16	—
Republic of Chile/A2	12/21/29	JPMC	1,700	1.000	34	34	—	—
Simon Property Group LP/A3	12/23/25	GSI	3,270	1.000	34	10	24	—
UnitedHealth Group Inc./A3	12/23/25	GSI	3,270	1.000	36	24	12	—
Verizon Communications Inc./Baa1	12/23/25	GSI	3,270	1.000	30	17	13	—
					825	402	423	—

Credit Protection Purchased
Boeing Co.	12/21/24	JPMC	9,690	(1.000)	(19)	22	—	(41)
					806	424	423	(41)
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $44,540,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/11/25	N/A	900,000	3.989[1]	(4.938)[2]	(3,314)	(3,266)
9/11/26	N/A	525,000	4.938[3]	(3.450)[4]	5,987	5,960
7/23/27	N/A	565,000	4.074[4]	(5.163)[3]	946	946
5/17/28	5/17/27[5]	407,953	3.679[1]	(0.000)[2]	(4)	(4)
5/17/28	5/17/27[5]	401,475	3.701[1]	(0.000)[2]	75	74
5/24/28	5/24/27[5]	398,236	3.762[1]	(0.000)[2]	293	293
7/5/29	N/A	58,090	2.530[1]	(0.000)[6]	268	268
7/5/29	N/A	53,590	2.525[1]	(0.000)[6]	234	234
7/5/29	N/A	53,590	2.523[1]	(0.000)[6]	229	229
7/10/29	N/A	68,353	2.491[1]	(0.000)[6]	179	179
7/10/29	N/A	59,460	2.484[1]	(0.000)[6]	137	137
7/15/29	N/A	59,445	2.420[1]	(0.000)[6]	(51)	(51)
7/18/29	N/A	59,450	2.449[1]	(0.000)[6]	24	24
7/19/29	N/A	59,445	2.437[1]	(0.000)[6]	(12)	(12)
7/23/29	N/A	355,000	5.163[3]	(3.874)[4]	204	204
8/1/29	N/A	59,440	2.394[1]	(0.000)[6]	(159)	(159)
8/5/29	N/A	59,448	2.363[1]	(0.000)[6]	(255)	(255)
5/17/34	5/17/29[5]	94,912	0.000[3]	(3.799)[4]	(172)	(172)
5/17/34	5/17/29[5]	93,406	0.000[3]	(3.833)[4]	(292)	(292)
5/24/34	5/24/29[5]	92,653	0.000[3]	(3.865)[4]	(398)	(398)
7/5/54	N/A	12,770	0.000[6]	(2.522)[1]	(215)	(215)
7/5/54	N/A	11,810	0.000[6]	(2.519)[1]	(192)	(192)
7/5/54	N/A	11,810	0.000[6]	(2.524)[1]	(205)	(205)
7/10/54	N/A	14,700	0.000[6]	(2.510)[1]	(208)	(208)
7/10/54	N/A	12,790	0.000[6]	(2.499)[1]	(151)	(151)
7/15/54	N/A	12,790	0.000[6]	(2.469)[1]	(67)	(67)
7/18/54	N/A	12,780	0.000[6]	(2.501)[1]	(154)	(154)
7/19/54	N/A	12,790	0.000[6]	(2.482)[1]	(101)	(101)

Vanguard® Short-Term Investment-Grade Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/1/54	N/A	12,790	0.000[6]	(2.454)[1]	(22)	(22)
8/5/54	N/A	12,770	0.000[6]	(2.411)[1]	95	95
					2,699	2,719
1	Interest payment received/paid at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4	Interest payment received/paid annually.
5	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
6	Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.

Vanguard® Short-Term Investment-Grade Fund
F.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
G.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating

Vanguard® Short-Term Investment-Grade Fund
rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount.  In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Short-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,128,434	—	4,128,434
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,228,507	4,335	3,232,842
Corporate Bonds	—	45,497,106	1	45,497,107
Floating Rate Loan Interests	—	181,634	—	181,634
Sovereign Bonds	—	1,116,566	—	1,116,566
Taxable Municipal Bonds	—	37,600	—	37,600
Temporary Cash Investments	411,007	—	—	411,007
Options Purchased	—	8,353	—	8,353
Total	411,007	54,198,200	4,336	54,613,543
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,466	—	—	6,466
Forward Currency Contracts	—	49,349	—	49,349
Swap Contracts	9,723[1]	423	—	10,146
Total	16,189	49,772	—	65,961
Liabilities
Options Written	—	(3,806)	—	(3,806)
Futures Contracts[1]	(2,578)	—	—	(2,578)
Forward Currency Contracts	—	(12,250)	—	(12,250)
Swap Contracts	(6,078)[1]	(41)	—	(6,119)
Total	(8,656)	(16,097)	—	(24,753)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.